Municipal Total Return Managed Accounts
Portfolio
Portfolio of Investments April 30, 2023
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 96.5%
X
1,418,792,970 MUNICIPAL BONDS - 96.5%
X 1,418,792,970
Alabama - 1.2%
$ 1,270 DCH Health Care Authority, Alabama, Healthcare Facilities Revenue
Bonds, Refunding  Series 2015, 5.000%, 6/01/33
6/25 at 100.00 A-   $ 1,302,207
2,960 Huntsville, Alabama, General Obligation Warrants, Series 2023B,
5.000%, 3/01/40
3/33 at 100.00 AAA   3,406,220
3,970 Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien
Series 2013D, 6.500%, 10/01/53
10/23 at 105.00 BBB   4,204,786
1,920 Mobile County Board of School Commissioners, Alabama, Special Tax
Warrants, School Series 2022B, 5.000%, 3/01/41 - BAM Insured
3/32 at 100.00 AA   2,102,247
1,205 The Public Educational Building Authority of Jacksonville, Alabama,
Jacksonville State University Foundation, Higher Educational Facilities
Revenue Bonds, Jackson State University Project Series 2023A,
5.000%, 8/01/54 - AGM Insured
2/33 at 100.00 AA   1,262,659
Tuscaloosa County Board of Education, Alabama, Special Tax School
Warrants, Series 2017:
960 5.000%, 2/01/36, (Pre-refunded 2/01/27) 2/27 at 100.00 AA-  (5) 1,045,037
795 5.000%, 2/01/37, (Pre-refunded 2/01/27) 2/27 at 100.00 AA-  (5) 865,421
1,050 5.000%, 2/01/43, (Pre-refunded 2/01/27) 2/27 at 100.00 AA-  (5) 1,143,009
2,310 University of South Alabama, University Facilities Revenue Bonds, Series
2019A, 5.000%, 4/01/39 - BAM Insured
4/29 at 100.00 AA   2,451,695
Total Alabama 17,783,281
Alaska - 0.5%
1,100 Alaska Housing Finance Corporation, General Obligation Bonds, State
Capital Project II, Series 2015C, 5.000%, 6/01/31, (Pre-refunded
12/01/25)
12/25 at 100.00 AA+  (5) 1,157,981
1,400 Alaska Industrial Development and Export Authority, Power Revenue
Bonds, Snettisham Hydroelectric Project, Refunding Series 2015,
5.000%, 1/01/30, (AMT)
7/25 at 100.00 Baa2   1,437,310
1,500 Alaska Municipal Bond Bank, General Obligation Bonds, Three Series
2015, 5.250%, 10/01/31
4/25 at 100.00 A+   1,554,465
2,310 Anchorage, Alaska, Solid Waste Services Revenue Bonds, Refunding
Series 2022A, 5.500%, 11/01/41
11/32 at 100.00 AA   2,668,858
Total Alaska 6,818,614
Arizona - 1.1%
2,200 Arizona Industrial Development Authority Education Revenue Bonds,
Pinecrest Academy of Northern Nevada Project, Series 2022A,
4.500%, 7/15/29, 144A
7/25 at 100.00 N/R   2,142,932
100 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/37, 144A
7/27 at 100.00 BB   98,893
1,000 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G, 5.000%,
7/01/51, 144A
7/27 at 100.00 BB   902,330
80 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds,  Arizona Agribusiness and Equine Center, Inc. Project, Series
2017B, 4.000%, 3/01/27, 144A
No Opt. Call BB+   77,075

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 865 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada ? Horizon, Inspirada and St.
Rose Campus Projects, Series 2018A, 5.000%, 7/15/28, 144A
7/26 at 100.00 BB+   $ 872,361
Arizona Industrial Development Authority, Education Facility Revenue
Bonds, Leman Academy of Excellence Projects, Series 2022A:
500 4.000%, 7/01/28 No Opt. Call Baa3   502,615
500 4.000%, 7/01/29 No Opt. Call Baa3   502,810
1,405 4.000%, 7/01/30 7/29 at 100.00 Baa3   1,409,215
1,000 Florence Town Inc., Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional School Project - Queen
Creek and Casa Grande Campuses, Series 2013, 6.000%, 7/01/43,
(Pre-refunded 7/01/23), 144A
7/23 at 100.00 Ba2  (5) 1,004,180
350 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Autism Charter Schools Project, Social Series
2021A, 4.000%, 7/01/51, 144A
7/29 at 100.00 BB   264,639
Phoenix Civic Improvement Corporation, Arizona, Airport Revenue
Bonds, Junior Lien Series 2015A:
3,450 5.000%, 7/01/35 7/25 at 100.00 Aa3   3,570,508
1,000 5.000%, 7/01/45 7/25 at 100.00 Aa3   1,020,310
1,225 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Great Hearts Academies Project, Series 2014A,
5.000%, 7/01/44
7/24 at 100.00 BBB   1,225,478
410 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series
2017, 6.750%, 2/01/50, 144A
2/28 at 100.00 N/R   420,451
Yavapai County Industrial Development Authority,  Arizona, Education
Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project,
Refunding Series 2015A:
90 3.900%, 9/01/24, 144A No Opt. Call BB+   88,543
1,500 5.000%, 9/01/34, 144A 3/25 at 100.00 BB+   1,464,405
Total Arizona 15,566,745
Arkansas - 0.4%
2,015 Arkansas Tech University, Revenue Bonds, Refunding Student Fee
Series 2022A, 5.000%, 12/01/42 - BAM Insured
12/30 at 100.00 AA   2,146,700
635 Boone County, Arkansas, Hospital Revenue Bonds, North Arkansas
Regional Medical Center, Refunding Series 2022, 4.000%, 5/01/23
No Opt. Call N/R   635,000
2,500 University of Arkansas, Various Facilities Revenue Bonds, UAMS
Campus, Series 2022A, 5.000%, 4/01/39
4/32 at 100.00 Aa2   2,831,925
Total Arkansas 5,613,625
California - 6.3%
6,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2021B-1, 4.000%, 2/01/52, (Mandatory
Put 8/01/31)
5/31 at 100.63 A1   6,055,560
100 California Educational Facilities Authority, Revenue Bonds, Loma Linda
University Series 2017A, 5.000%, 4/01/35
4/27 at 100.00 A   106,243
655 California Educational Facilities Authority, Revenue Bonds, Stanford
University, Series 2013-U3, 5.000%, 6/01/43
No Opt. Call AAA   785,306
1,185 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Refunding Series 2016A, 4.000%,
3/01/35
3/26 at 100.00 A   1,185,367
205 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A, 5.000%, 8/15/35
8/27 at 100.00 BBB+   215,877

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health System, Series 2009C:
$ 5,795 5.000%, 7/01/32 No Opt. Call A   $ 6,717,100
3,540 5.000%, 7/01/33 1/33 at 100.00 A   4,007,811
5,960 California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 3.650%,
1/01/50, (AMT), (Mandatory Put 1/31/24)
5/23 at 100.00 N/R   5,947,246
60 California Municipal Finance Authority Charter School Revenue Bonds,
Albert Einstein Academies Project, Series 2013A, 6.000%, 8/01/23,
(ETM)
No Opt. Call BB  (5) 60,371
100 California Municipal Finance Authority Charter School Revenue Bonds,
River Charter Schools Project, Series 2018A, 5.500%, 6/01/38, 144A
6/26 at 100.00 BB   100,472
1,180 California Municipal Finance Authority, Charter School Revenue
Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%,
7/01/36, 144A
7/26 at 100.00 BB   1,147,751
California Municipal Finance Authority, Charter School Revenue Bonds,
Partnerships to Uplift Communities Project, Series 2012A:
1,340 5.000%, 8/01/32 5/23 at 100.00 BB+   1,280,598
850 5.250%, 8/01/42 5/23 at 100.00 BB+   790,542
735 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A,
5.000%, 8/15/30
8/24 at 100.00 A-   749,318
685 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Projects Series 2017A, 5.000%, 8/15/30
8/27 at 100.00 A-   727,093
California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017A:
3,015 5.000%, 7/01/33 7/27 at 100.00 Baa2   3,191,709
1,750 4.000%, 7/01/42 7/27 at 100.00 Baa2   1,614,673
6,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM
Project, Senior Lien Series 2018A, 5.000%, 12/31/38, (AMT)
6/28 at 100.00 BBB-   6,199,680
890 California Municipal Finance Authority, Revenue Bonds, Southern
California Institute of Architecture Project, Series 2017, 5.000%,
12/01/39
12/27 at 100.00 BBB+   903,768
355 California Public Finance Authority, Revenue Bonds, Henry Mayo
Newhall Hospital, Series 2021A, 4.000%, 10/15/24
No Opt. Call BBB-   355,919
650 California School Finance Authority School Facility Revenue Bonds,
KIPP LA Projects, Series 2015A, 3.625%, 7/01/25, 144A
No Opt. Call BBB   646,341
1,000 California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2015A, 5.000%,
8/01/35, 144A
8/25 at 100.00 BBB   1,014,260
California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2016:
25 5.000%, 8/01/24, (ETM), 144A No Opt. Call N/R  (5) 25,586
305 5.000%, 8/01/24, 144A No Opt. Call BBB   308,855
35 5.000%, 8/01/25, (ETM), 144A No Opt. Call N/R  (5) 36,684
325 5.000%, 8/01/25, 144A No Opt. Call BBB   330,818
725 5.000%, 8/01/26, 144A 8/25 at 100.00 BBB   739,739
65 5.000%, 8/01/26, (Pre-refunded 8/01/25), 144A 8/25 at 100.00 N/R  (5) 68,128
225 5.000%, 8/01/27, 144A 8/25 at 100.00 BBB   229,894
25 5.000%, 8/01/27, (Pre-refunded 8/01/25), 144A 8/25 at 100.00 N/R  (5) 26,203
1,485 California School Finance Authority, Charter School Revenue Bonds,
Classical Academies Project, Series 2017A, 5.000%, 10/01/37, 144A
10/27 at 100.00 BBB-   1,531,050

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 700 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education ? Obligated Group, Series 2016A, 5.000%,
6/01/31, 144A
6/25 at 100.00 N/R   $ 700,924
California School Finance Authority, Charter School Revenue Bonds,
Rocketship Public Schools ? Obligated Group, Series 2017G:
310 5.000%, 6/01/30, 144A 6/27 at 100.00 N/R   311,575
325 5.000%, 6/01/37, 144A 6/27 at 100.00 N/R   312,897
100 California School Finance Authority, Charter School Revenue Bonds,
Santa Clarita Valley International School Project, Series 2021A,
4.000%, 6/01/41
6/31 at 100.00 N/R   83,657
1,075 California School Finance Authority, School Facility Revenue Bonds,
KIPP LA Projects, Series 2014A, 5.000%, 7/01/34, 144A
7/24 at 100.00 BBB   1,092,082
300 California School Finance Authority, School Facility Revenue Bonds,
KIPP LA Projects, Series 2017A, 5.000%, 7/01/25, 144A
No Opt. Call BBB   306,786
1,195 California State, General Obligation Bonds, Various Purpose Series
2023, 5.250%, 10/01/45
4/33 at 100.00 Aa2   1,387,562
California Statewide Communities Development Authority, California,
Redlands Community Hospital, Revenue Bonds, Series 2016:
825 5.000%, 10/01/31 10/26 at 100.00 A-   866,077
830 5.000%, 10/01/32 10/26 at 100.00 A-   870,935
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
3,900 5.000%, 12/01/36, 144A 6/26 at 100.00 BB+   3,948,672
280 5.000%, 12/01/46, 144A 6/26 at 100.00 BB+   268,136
165 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.250%, 12/01/38, 144A
6/28 at 100.00 BB+   168,952
1,000 California Statewide Communities Development Authority, Student
Housing Revenue Bonds, University of California, Irvine East Campus
Apartments, Phase IV-A CHF-Irvine, LLC, Series 2017, 5.000%, 5/15/36
5/27 at 100.00 Baa1   1,026,030
750 California Statewide Community Development Authority, Health
Revenue Bonds, Enloe Medical Center, Refunding Series 2022A,
5.125%, 8/15/47 - AGM Insured
8/32 at 100.00 AA   803,790
4,000 El Cajon Redevelopment Agency Successor Agency, San Diego County,
California, Tax Allocation Bonds, Refunding Series 2018, 5.000%,
10/01/34 - BAM Insured
10/28 at 100.00 AA   4,475,840
750 Irvine, California, Special Tax Bonds, Community Facilities District 2004-
1 Central Park, Series 2015A, 4.000%, 9/01/35
9/25 at 100.00 N/R   750,188
50 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A, 5.000%, 11/15/35
No Opt. Call AA-   53,575
1,145 Long Beach, California, Airport Revenue Bonds, Senior Refunding
Series 2022C, 5.250%, 6/01/47 - AGM Insured, (AMT)
6/32 at 100.00 AA   1,231,883
Long Beach, California, Marina Revenue Bonds, Alamitos Bay Marina
Project, Series 2015:
320 5.000%, 5/15/24 No Opt. Call BBB   324,125
745 5.000%, 5/15/26 5/25 at 100.00 BBB   763,394
1,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding & Subordinate Green Series
2023A, 5.250%, 5/15/40, (AMT)
5/33 at 100.00 AA-   1,111,220
2,220 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Series 2022I,
5.000%, 5/15/48
11/31 at 100.00 AA   2,462,646

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 750 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015D, 5.000%,
5/15/30, (AMT)
5/25 at 100.00 AA   $ 774,098
5,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Series 2022H, 5.500%, 5/15/38,
(AMT)
11/31 at 100.00 AA   5,691,450
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2016B:
2,200 5.000%, 5/15/33, (AMT) 5/26 at 100.00 AA-   2,295,656
500 5.000%, 5/15/34, (AMT) 5/26 at 100.00 AA-   520,920
2,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series 2017A,
5.000%, 5/15/34, (AMT)
5/27 at 100.00 AA-   2,112,440
1,135 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series 2018C,
5.000%, 5/15/33, (AMT)
11/27 at 100.00 AA-   1,208,854
365 Menifee Union School District Public Financing Authority, California,
Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/32 - BAM
Insured
9/25 at 100.00 AA   384,301
1,000 North Lake Tahoe Public Financing Authority, California, Lease Revenue
Bonds, Health & Human Services Center Series 2022, 5.500%,
12/01/47
12/29 at 103.00 AA   1,138,950
2,010 Northern Inyo County Local Hospital District, Inyo County, California,
Revenue Bonds, Series 2013, 5.000%, 12/01/29, (Pre-refunded
12/01/23)
12/23 at 100.00 B+  (5) 2,029,678
1,215 Sacramento Area Flood Control Agency, California, Spcial Assessment
Bonds, Natomas Basin Local Assessment District, Series 2014,
5.000%, 10/01/32 - BAM Insured
10/24 at 100.00 AA   1,235,922
Sacramento, California, Special Tax Bonds, Community Facilities District
4 North Natomas, Refunding Series 2015F:
615 5.000%, 9/01/26 9/25 at 100.00 A-   638,647
1,290 5.000%, 9/01/27 9/25 at 100.00 A-   1,342,890
295 San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%,
9/01/32
9/25 at 100.00 N/R   304,915
San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2017A:
1,000 5.000%, 7/01/34, (AMT) 7/27 at 100.00 A+   1,057,260
500 5.000%, 7/01/35, (AMT) 7/27 at 100.00 A+   526,200
1,000 Yuba Levee Financing Authority, California, Revenue Bonds, Yuba
County Levee Refinancing Project, Refunding Series 2017A, 5.000%,
9/01/31 - BAM Insured
9/26 at 100.00 AA   1,078,730
Total California 92,761,819
Colorado - 5.0%
640 Adams and Weld Counties School District 27J, Brighton, Colorado,
General Obligation Bonds, Series 2015, 5.000%, 12/01/40
12/25 at 100.00 AA   663,066
1,000 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.375%, 12/01/52
12/26 at 103.00 N/R   757,230
1,270 Arkansas River Power Authority, Colorado, Power Supply System
Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/30
10/28 at 100.00 BBB   1,330,947
4,275 Boulder Valley School District RE2, Boulder County, Colorado, General
Obligation Bonds, Series 2019A, 5.250%, 12/01/32
6/29 at 100.00 AA+   4,939,976

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 520 Chambers Highpoint Metropolitan District No. 2, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Series 2021, 5.000%,
12/01/41
9/26 at 103.00 N/R   $ 476,263
Colorado Department of Transportation, Headquarters Facilities Lease
Purchase Agreement Certificates of Participation, Series 2016:
1,000 5.000%, 6/15/33 6/26 at 100.00 Aa2   1,054,590
1,330 5.000%, 6/15/35 6/26 at 100.00 Aa2   1,393,335
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.000%,
7/01/36, 144A
7/25 at 100.00 BB   490,515
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Littleton Preparatory Charter School, Series 2013:
450 5.000%, 12/01/33 5/23 at 100.00 BB+   449,964
845 5.000%, 12/01/42 5/23 at 100.00 BB+   805,395
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A:
1,155 5.250%, 11/01/36 11/32 at 100.00 A-   1,279,775
5,300 5.250%, 11/01/52 11/32 at 100.00 A-   5,576,395
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters
of Charity of Leavenworth Health Services Corporation, Tender
Option Bond Trust 2015-XF2196. Formerly Tender Option Bond Trust
3367, 13.380%, 1/01/35, 144A, (IF) (6)
1/24 at 100.00 N/R   1,062,530
900 Colorado Science and Technology Park Metropolitan District No.1,
Special Revenue  Improvement Bonds, Refunding Series 2018,
5.000%, 12/01/33
12/23 at 103.00 N/R   892,251
2,500 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2021S, 4.000%, 3/15/46
3/31 at 100.00 Aa2   2,431,900
1,665 Denver City and County, Colorado, Airport System Revenue Bonds,
Series 2022A, 5.500%, 11/15/35, (AMT)
11/32 at 100.00 AA-   1,942,139
Denver City and County, Colorado, Airport System Revenue Bonds,
Series 2022D:
1,725 5.750%, 11/15/34, (AMT) 11/32 at 100.00 AA-   2,077,349
805 5.750%, 11/15/35, (AMT) 11/32 at 100.00 AA-   959,568
3,500 5.750%, 11/15/40, (AMT) 11/32 at 100.00 AA-   4,044,670
2,500 5.750%, 11/15/41, (AMT) 11/32 at 100.00 AA-   2,876,525
2,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013A, 5.500%, 11/15/26, (AMT)
11/23 at 100.00 A+   2,018,320
Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016:
1,100 5.000%, 12/01/25 No Opt. Call Baa2   1,127,082
2,500 5.000%, 12/01/26 No Opt. Call Baa2   2,589,400
1,240 5.000%, 12/01/28 12/26 at 100.00 Baa2   1,285,086
500 5.000%, 12/01/36 12/26 at 100.00 Baa2   505,205
3,000 Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34,
144A
9/27 at 103.00 N/R   3,027,630
300 Fiddler's Business Improvement District, Colorado, Limited Tax General
Obligation Bonds, Greenwood Village Project, Series 2022, 5.550%,
12/01/47
12/27 at 103.00 N/R   302,688
500 Grandview Reserve Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Senior Bonds, Series 2022A and
Limited Tax General Obligation Subordinate Bonds, Series 2022B(3),
6.250%, 12/01/52
9/27 at 103.00 N/R   473,000

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 500 Hogback Metropolitan District, Jefferson County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2021A, 5.000%, 12/01/51, 144A
12/26 at 103.00 N/R   $ 433,825
2,550 Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022, 7.125%, 11/01/42, 144A
11/29 at 103.00 N/R   2,547,246
500 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022,
6.250%, 12/01/37
12/27 at 103.00 N/R   495,725
Mesa County Valley School District 51, Grand Junction, Colorado,
General Obligation Bonds, Series 2018:
1,250 5.250%, 12/01/33 12/27 at 100.00 AA   1,372,900
1,665 5.500%, 12/01/36 12/27 at 100.00 AA   1,839,658
1,300 Northern Colorado Water Conservancy District, Certificates of
Participation, Series 2022, 5.250%, 7/01/52
7/31 at 100.00 AA+   1,420,016
1,330 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2022A-1,
7.500%, 12/01/52
12/27 at 103.00 N/R   1,331,383
1,035 Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment
Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/40, 144A
5/23 at 100.00 N/R   987,079
1,130 Rampart Range Metropolitan District 1, Lone Tree, Colorado,
Limited Tax Supported and Special Revenue Bonds, Refunding &
Improvement Series 2017, 5.000%, 12/01/42
12/27 at 100.00 AA   1,183,607
9,930 State of Colorado, Rural Colorado, Certificates of Participation, Series
2022, 6.000%, 12/15/41
12/32 at 100.00 Aa2   11,998,320
1,000 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/41
3/26 at 103.00 N/R   955,660
1,250 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds,
Refunding & Improvement Series 2020, 5.000%, 12/01/40
12/25 at 103.00 N/R   1,205,450
1,000 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 N/R   940,490
Total Colorado 73,544,153
Connecticut - 1.0%
5,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford HealthCare Issue, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 A+   4,645,750
410 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Sacred Heart University, Series 2017I-1, 5.000%, 7/01/37
7/27 at 100.00 A   430,799
1,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Sacred Heart University, Series L, 5.000%, 7/01/33
7/32 at 100.00 A   1,148,390
Harbor Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Harbor Point Project, Refunding Series
2017:
1,315 5.000%, 4/01/30, 144A 4/27 at 100.00 N/R   1,335,935
6,465 5.000%, 4/01/39, 144A 4/27 at 100.00 N/R   6,465,776
Total Connecticut 14,026,650
Delaware - 0.0%
340 Delaware Economic Development Authority, Delaware, Revenue Bonds,
ASPIRA of Delaware Charter Operations Inc. DBA Las Americas
ASPIRA Academy Project, Series 2022A, 4.000%, 6/01/42
6/32 at 100.00 BB   275,672

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Delaware (continued)
$ 235 Delaware Economic Development Authority, Revenue Bonds, Newark
Charter School, Refunding Series 2016A, 2.800%, 9/01/26
No Opt. Call BBB+   $ 226,061
Total Delaware 501,733
District of Columbia - 2.4%
2,000 District of Columbia Water and Sewer Authority, Public Utility Revenue
Bonds, Refunding Subordinate Lien Series 2016A, 5.000%, 10/01/39
4/26 at 100.00 AA+   2,092,760
2,000 District of Columbia Water and Sewer Authority, Public Utility Revenue
Bonds, Senior Lien Series 2017B, 5.000%, 10/01/34
4/27 at 100.00 AAA   2,171,420
3,000 District of Columbia, General Obligation Bonds, Series 2023A, 5.000%,
1/01/45
1/33 at 100.00 Aaa   3,369,270
1,000 District of Columbia, Hospital Revenue Bonds, Children's Hospital
Obligated Group, Refunding Series 2015, 5.000%, 7/15/28
1/26 at 100.00 A1   1,050,070
5,000 District of Columbia, Revenue Bonds, Georgetown University,
Refunding Series 2017, 5.000%, 4/01/33
4/27 at 100.00 A-   5,367,700
District of Columbia, Washington, D.C., Revenue Bonds, Association of
Amercian Medical Colleges, Series 2011A:
1,000 5.000%, 10/01/28, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+  (5) 1,007,490
1,000 5.000%, 10/01/29, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+  (5) 1,007,490
575 5.000%, 10/01/30, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+  (5) 579,307
2,000 District of Columbia, Washington, D.C., Revenue Bonds, KIPP DC Issue,
Refunding Series 2017A, 5.000%, 7/01/37
1/28 at 100.00 BBB+   2,054,780
2,000 District of Columbia, Washington, D.C., Revenue Bonds, KIPP DC Issue,
Refunding Series 2017B, 5.000%, 7/01/37
1/28 at 100.00 BBB+   2,054,780
1,240 District of Columbia, Washington, D.C., Revenue Bonds, KIPP DC Issue,
Series 2019, 4.000%, 7/01/44
7/29 at 100.00 BBB+   1,097,078
1,540 Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series 2019B,
5.000%, 10/01/47
10/29 at 100.00 A-   1,612,626
2,990 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2013A, 5.000%, 10/01/32, (AMT)
10/23 at 100.00 AA-   3,003,485
3,500 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2014A, 5.000%, 10/01/29, (AMT)
10/24 at 100.00 AA-   3,559,325
5,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/34, (AMT)
10/24 at 100.00 AA-   5,068,700
Total District of Columbia 35,096,281
Florida - 12.1%
Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2022 Project Series 2022:
530 4.250%, 5/01/32 No Opt. Call N/R   515,520
1,000 5.000%, 5/01/42 5/32 at 100.00 N/R   967,970
1,495 Bay County School Board, Florida, Certificates of Participation, Series
2022A, 5.500%, 7/01/42
7/32 at 100.00 Aa3   1,668,988
740 Bay County, Florida, Educational Facilities Revenue Refunding Bonds,
Bay Haven Charter Academy, Inc. Project, Series 2013A, 5.000%,
9/01/33
9/23 at 100.00 BBB   743,493
2,000 Brevard County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Health First Obligated Group, Series 2022A, 5.000%, 4/01/47
4/32 at 100.00 A   2,106,600
5,000 Brevard County School Board, Florida, Certificates of Participation,
Refunding Series 2017A, 5.000%, 7/01/31
7/27 at 100.00 Aa3   5,433,900

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,930 Broward County, Florida, Airport System Revenue Bonds, Series 2017,
5.000%, 10/01/35, (AMT)
10/27 at 100.00 A+   $ 2,029,723
1,000 Broward County, Florida, Port Facilities Revenue Bonds, Refunding
Subordinate Series 2019D, 5.000%, 9/01/23, (AMT)
No Opt. Call A2   1,004,710
1,000 Broward County, Florida, Port Facilities Revenue Bonds, Series 2022,
5.250%, 9/01/47, (AMT)
9/32 at 100.00 A1   1,072,790
1,425 Capital Projects Finance Authority, Florida, Student Housing Revenue
Bonds, Capital Projects Loan Program, Refunding Series 2020A-1,
5.000%, 10/01/30
No Opt. Call Baa3   1,498,772
2,095 Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School
Project, Series 2019, 5.000%, 7/01/54, 144A
7/26 at 103.00 Ba1   1,900,228
Charlotte County Industrial Development Authority, Florida, Utility
System Revenue Bonds, Town & Country Utilities Project, Series 2021A:
250 4.000%, 10/01/41, (AMT), 144A 10/31 at 100.00 N/R   208,497
110 4.000%, 10/01/51, (AMT), 144A 10/31 at 100.00 N/R   84,941
3,035 City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015,
5.000%, 9/01/41
9/25 at 100.00 AA-   3,100,890
Cocoa, Florida, Water and Sewer System Revenue Bonds, Refunding
Series 2018C:
1,225 5.000%, 10/01/36 10/28 at 100.00 AA+   1,368,043
1,315 5.000%, 10/01/37 10/28 at 100.00 AA+   1,457,152
1,000 5.000%, 10/01/38 10/28 at 100.00 AA+   1,103,260
Collier County Educational Facilities Authority, Florida, Revenue Bonds,
Ave Maria University, Refunding Series 2023:
2,235 5.500%, 6/01/30 No Opt. Call BBB-   2,427,858
2,625 5.500%, 6/01/33 No Opt. Call BBB-   2,902,935
Corkscrew Crossing Community Development District, Florida, Special
Assessment Bonds, Series 2023:
500 4.300%, 5/01/33 No Opt. Call N/R   494,395
1,000 5.100%, 5/01/43 5/33 at 100.00 N/R   981,560
1,190 Daytona Beach Florida Housing Authority,Multi-family Housing
Revenue Bonds, WM At The River LP, Series 2021 B, 1.250%,
12/01/25, (Mandatory Put 12/01/24)
12/24 at 100.00 Aaa   1,137,271
Deerfield Beach, Florida, Capital Improvement Revenue Bonds, Series
2018:
2,865 5.000%, 12/01/37 12/28 at 100.00 AA   3,150,583
1,200 5.000%, 12/01/38 12/28 at 100.00 AA   1,315,116
235 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Elementary School Project,
Series 2014A, 5.750%, 7/01/24
No Opt. Call N/R   235,860
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Upper School Project, Series
2017C:
175 5.150%, 7/01/27, 144A No Opt. Call N/R   175,431
385 5.750%, 7/01/47, 144A 7/27 at 101.00 N/R   381,985
1,700 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Imagine School at Broward Project, Series 2021A,
4.000%, 12/15/51, 144A
12/29 at 100.00 Baa3   1,439,645
170 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects, Series
2015A, 6.000%, 6/15/35, 144A
6/25 at 100.00 N/R   171,732
1,500 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2013A, 8.500%, 6/15/44, (Pre-refunded 6/15/23)
6/23 at 100.00 N/R  (5) 1,508,430

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 2,000 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   $ 1,901,340
4,525 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA Passenger
Rail Project, Series 2019A, 6.500%, 1/01/49, (AMT), (Mandatory Put
1/01/29), 144A
5/23 at 102.00 N/R   4,270,469
5,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%,
7/01/57, (AMT), (Mandatory Put 8/15/24)
5/23 at 100.00 N/R   4,914,250
5,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
5/23 at 103.00 N/R   5,063,850
1,000 Florida Gulf Coast University Financing Corporation, Capital
Improvement Revenue Bonds, Refunding Housing Project, Series
2019A, 3.000%, 2/01/39
2/30 at 100.00 A+   804,590
1,000 Florida Gulf Coast University Financing Corporation, Capital
Improvement Revenue Bonds, Refunding Housing Project, Series
2022A, 5.000%, 2/01/40
8/32 at 100.00 A+   1,071,010
12,000 Florida Mid-Bay Bridge Authority, Revenue Bonds, 1st Senior Lien
Series 2015A, 5.000%, 10/01/35
10/25 at 100.00 BBB+   12,251,160
760 Fort Lauderdale, Florida, Special Assessment Bonds, Las Olas Isles
Undergrounding Project, Series 2022, 4.000%, 7/01/42, 144A
7/32 at 100.00 N/R   640,156
400 Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities
Revenue Bonds, Priority Subordinated Series 2017A, 5.000%,
10/01/34, (AMT)
10/27 at 100.00 A+   422,856
4,000 Hernando County, Florida, Non-Ad Valorem Revenue Bonds, Series
2022, 5.250%, 6/01/47
6/32 at 100.00 AA-   4,395,280
Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Senior Lien Series 2015A:
7,415 5.000%, 10/01/34, (AMT) 10/24 at 100.00 AA-   7,521,998
3,250 5.000%, 10/01/40, (Pre-refunded 10/01/24), (AMT) 10/24 at 100.00 N/R  (5) 3,314,968
715 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Series 2018E, 5.000%, 10/01/35, (AMT)
10/28 at 100.00 AA-   763,127
3,000 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Subordinate Refunding Series 2013A, 5.500%,
10/01/28, (Pre-refunded 10/01/23), (AMT)
10/23 at 100.00 A+  (5) 3,023,610
2,000 Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc D/B/A
Tampa General Hospital, Series 2020A, 4.000%, 8/01/45
2/31 at 100.00 A   1,876,840
2,860 Hollywood Beach Community Development District 1, Florida, Revenue
Bonds, Public Parking Facility Project, Refunding Series 2020, 5.000%,
10/01/35
10/30 at 100.00 Aa3   3,076,187
1,110 Jacksonville, Florida, Educational Facilities Revenue Bonds, Jacksonville
University Project, Series 2018B, 5.000%, 6/01/53, 144A
6/28 at 100.00 N/R   965,878
1,650 Jacksonville, Florida, Health Care Facilities Revenue Bonds, Baptist
Health Properties, Refunding Series 2017, 5.000%, 8/15/35
8/27 at 100.00 AA   1,777,594
400 Lake Worth Beach, Florida, Consolidated Utility Revenue Bonds, Series
2022, 5.000%, 10/01/36 - BAM Insured
10/32 at 100.00 AA   459,912
10,000 Lakeland, Florida, Energy System Revenue Bonds, Series 2021, 5.000%,
10/01/48
No Opt. Call AA   11,521,100

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,080 Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series
2007A, 5.250%, 6/15/27
5/23 at 100.00 BB   $ 1,062,526
600 Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series
2012A, 5.000%, 6/15/24, 144A
5/23 at 100.00 BB   597,390
Lee County, Florida, Solid Waste System Revenue Bonds, Refunding
Series 2016:
1,110 5.000%, 10/01/24, (AMT) No Opt. Call AA-   1,124,530
605 5.000%, 10/01/26, (AMT) No Opt. Call AA-   625,667
1,155 Marco Island, Florida, Utility System Revenue Bonds, Refunding Series
2016, 3.000%, 10/01/33
10/26 at 100.00 Aa3   1,128,135
Miami Beach Health Facilities Authority, Florida, Hospital Revenue
Bonds, Mount Sinai Medical Center of Florida Project, Refunding 2014:
850 5.000%, 11/15/23 No Opt. Call A-   856,936
250 5.000%, 11/15/26 11/24 at 100.00 A-   255,202
375 5.000%, 11/15/27 11/24 at 100.00 A-   383,209
500 5.000%, 11/15/28 11/24 at 100.00 A-   511,160
9,250 5.000%, 11/15/39 11/24 at 100.00 A-   9,314,935
4,000 5.000%, 11/15/44 11/24 at 100.00 A-   4,022,240
Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds,
Series 2014:
900 5.000%, 10/01/27 10/24 at 100.00 A-   917,280
920 5.000%, 10/01/28 10/24 at 100.00 A-   938,704
500 5.000%, 10/01/30 10/24 at 100.00 A-   510,280
Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2014A:
1,145 5.000%, 10/01/28, (AMT) 10/24 at 100.00 A1   1,163,045
4,000 5.000%, 10/01/33, (AMT) 10/24 at 100.00 A1   4,053,880
1,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2016A, 5.000%, 10/01/41
10/26 at 100.00 A+   1,037,140
4,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2018A, 5.000%, 10/01/38, (AMT)
10/28 at 100.00 A+   4,192,160
Monroe County, Florida, Airport Revenue Bonds, Key West International
Airport, Series 2022:
1,430 5.000%, 10/01/39, (AMT) 10/32 at 100.00 A-   1,493,206
1,575 5.000%, 10/01/41, (AMT) 10/32 at 100.00 A-   1,627,747
750 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health Obligated Group, Inc., Series 2023, 5.000%,
10/01/33
4/33 at 100.00 A+   877,942
500 Orange County Health Facilities Authority, Florida, Revenue Bonds,
Presbyterian Retirement Communities Project, Series 2014, 5.000%,
8/01/24
No Opt. Call A-   504,500
1,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th
Cent Contract Payments, Refunding Senior Series 2017A, 5.000%,
11/01/35 - AGM Insured
11/27 at 100.00 AA   1,086,550
745 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1, 5.000%,
10/01/29
No Opt. Call BBB+   802,462
Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022:
620 5.000%, 11/01/34 11/32 at 100.00 BBB   667,697
750 5.000%, 11/01/36 11/32 at 100.00 BBB   791,227
1,520 5.000%, 11/01/47 11/32 at 100.00 BBB   1,536,705
2,175 5.000%, 11/01/52 11/32 at 100.00 BBB   2,190,203

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 425 Palm Beach County School Board, Florida, Certificates of Participation,
Series 2015C, 5.000%, 8/01/30
8/25 at 100.00 Aa3   $ 442,710
1,000 Pasco County, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt
Cancer Center and Research Institute Capital Improvement Series
2023A, 5.500%, 9/01/41 - AGM Insured
3/33 at 100.00 AA   1,125,380
1,000 Poitras East Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2023, 4.200%, 5/01/33
No Opt. Call N/R   986,340
Pompano Beach, Florida, Revenue Bonds, John Knox Village Project,
Series 2015:
225 5.000%, 9/01/24 No Opt. Call BBB   225,470
410 5.000%, 9/01/35 9/24 at 100.00 BBB   402,206
850 Reedy Creek Improvement District, Orange and Osceola Counties,
Florida, Utilities Revenue Bonds, Series 2018-1, 5.000%, 10/01/36
10/28 at 100.00 A1   939,769
2,000 School Board of Duval County, Florida, Certificates of Participation,
Series 2022A, 5.000%, 7/01/31 - AGM Insured
7/30 at 100.00 AA   2,292,460
280 Seminole County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Galileo Schools for Gifted
Learning, Series 2021A, 4.000%, 6/15/31, 144A
No Opt. Call Ba1   257,443
65 South Broward Hospital District, Florida, Hospital Revenue Bonds,
South Broward Hospital District Obligated Group, Refunding Series
2016, 5.000%, 5/01/23
No Opt. Call AA   65,000
500 Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds,
Refunding Series 2015, 5.000%, 10/01/35, (Pre-refunded 10/01/23)
10/23 at 100.00 AA+  (5) 503,535
1,425 Tampa Bay, Florida, Regional Water Supply Authority, Utility System
Revenue Bonds, Sustainability Series 2022, 5.250%, 10/01/47
10/32 at 100.00 AA+   1,610,777
1,310 Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center Project, Series 2016A, 5.500%, 9/01/29
9/26 at 100.00 A1   1,408,473
1,100 Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/39
9/30 at 70.57 A1   540,364
4,090 Tampa, Florida, Water and Wastewater Systems Revenue Bonds, Green
Series 2022A, 5.250%, 10/01/57
10/32 at 100.00 AAA   4,545,094
15 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (7)
5/23 at 100.00 N/R   13,581
15 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (4)
5/23 at 100.00 N/R   0
Village Community Development District 10, Sumter County, Florida,
Special Assessment Revenue Bonds, Refunding Series 2023:
550 5.000%, 5/01/38 - AGM Insured (WI/DD, Settling 5/01/23) 5/33 at 100.00 AA   617,441
1,130 5.000%, 5/01/39 - AGM Insured (WI/DD, Settling 5/01/23) 5/33 at 100.00 AA   1,259,792
1,000 5.000%, 5/01/40 - AGM Insured (WI/DD, Settling 5/01/23) 5/33 at 100.00 AA   1,104,290
3,000 Village Community Development District 14, Leesburg, Florida, Special
Assessment Bonds, Series 2022, 4.750%, 5/01/32, 144A
5/30 at 100.00 N/R   3,003,750
Total Florida 178,240,986
Georgia - 0.8%
3,000 Atlanta, Georgia, Airport General Revenue Bonds, Series 2022B,
5.000%, 7/01/38, (AMT)
7/32 at 100.00 Aa3   3,275,430
1,350 Clarke County School District, Georgia, General Obligation Bonds,
Sales Tax Series 2022, 5.000%, 9/01/23
No Opt. Call Aa1   1,358,154
2,390 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2017A,
5.000%, 4/01/35
4/27 at 100.00 A+   2,515,857

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 1,860 Georgia Ports Authority, Revenue Bonds, Series 2022, 5.250%, 7/01/43 7/32 at 100.00 AA   $ 2,121,070
2,000 Georgia State, General Obligation Bonds, Refunding Series 2022C,
5.000%, 7/01/23
No Opt. Call AAA   2,005,900
950 Henry County Hospital Authority, Georgia, Revenue Certificates,
Piedmont Henry Hospital Project, Series 2014A, 5.000%, 7/01/34
7/24 at 100.00 AA-   968,155
Total Georgia 12,244,566
Guam - 0.1%
Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D:
1,035 5.000%, 11/15/23 No Opt. Call BB   1,038,084
1,000 5.000%, 11/15/33 11/25 at 100.00 BB   1,017,480
Total Guam 2,055,564
Hawaii - 0.7%
1,600 Hawaii Department of Transportation - Airports Division, Lease Revenue
Certificates of Participation, Series 2013, 5.000%, 8/01/28, (AMT)
8/23 at 100.00 A+   1,604,112
2,000 Honolulu City and County, Hawaii, General Obligation Bonds, Series
2015A, 5.000%, 10/01/37
10/25 at 100.00 AA+   2,066,940
3,840 Honolulu City and County, Hawaii, General Obligation Bonds, Series
2022B, 5.250%, 7/01/41
7/32 at 100.00 AA+   4,408,858
Kauai County, Hawaii, Special Tax Bonds, Community Facilities District
2008-1 Kukuiula Development Project, Series 2022:
440 4.000%, 5/15/29 No Opt. Call N/R   426,439
470 4.000%, 5/15/30 No Opt. Call N/R   452,380
375 5.000%, 5/15/31 No Opt. Call N/R   386,242
250 5.000%, 5/15/32 No Opt. Call N/R   256,575
Total Hawaii 9,601,546
Idaho - 1.2%
Boise State University, Idaho, General Revenue Bonds, Series 2018A:
575 5.000%, 4/01/38 4/28 at 100.00 Aa3   618,625
600 5.000%, 4/01/39 4/28 at 100.00 Aa3   644,202
Boise-Kuna Irrigation District, Ada and Canyon Counties, Idaho,
Arrowrock Hydroelectric Project Revenue Bonds, Refunding Series
2015:
500 5.000%, 6/01/29 12/24 at 100.00 A3   512,930
1,000 5.000%, 6/01/30 12/24 at 100.00 A3   1,024,920
2,090 5.000%, 6/01/31 12/24 at 100.00 A3   2,140,473
2,995 Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021, 5.250%, 5/15/51,
144A
5/26 at 102.00 N/R   2,235,378
610 Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial
Hospital Project, Refunding Series 2016, 5.000%, 9/01/29
9/26 at 100.00 BB+   624,506
1,250 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2018A, 5.000%, 3/01/37
9/28 at 100.00 A   1,298,400
865 Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group,
Series 2015, 5.500%, 12/01/29
6/25 at 100.00 AA-   903,916
6,105 Idaho Housing & Finance Association, Idaho, Sales Tax Revenue Bonds,
Transportation Expansion & Congestion Mitigation Fund, Series
2023A, 5.250%, 8/15/48
8/33 at 100.00 Aa1   6,915,317
1,170 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Future Public School Project, Series 2022A, 4.000%, 5/01/32,
144A
5/29 at 103.00 Ba2   1,071,697
Total Idaho 17,990,364

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois - 7.1%
$ 1,395 Beford Park Village, Illinois, Hotel and Motel Tax Revenue Bonds,
Refunding Series 2015A, 4.000%, 12/01/23
No Opt. Call A3   $ 1,391,108
601 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Bonds, Pullman Park/Chicago Redevelopement Project,
Series 2013A, 7.125%, 3/15/33
5/23 at 100.00 N/R   601,765
600 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2020A, 5.000%, 1/01/35
1/30 at 100.00 A+   673,236
Chicago, Illinois, General Obligation Bonds, Chicago Works Series
2023A:
3,850 5.000%, 1/01/35 1/32 at 100.00 BBB+   4,149,799
1,685 5.500%, 1/01/39 1/32 at 100.00 BBB+   1,838,335
Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second
Lien Series 2014A:
2,500 5.000%, 1/01/25 1/24 at 100.00 A   2,523,925
3,000 5.000%, 1/01/30 1/24 at 100.00 A   3,016,260
20,000 Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien Series
2012, 4.000%, 11/01/37
5/23 at 100.00 A+   19,433,600
4,650 DuPage County School District 58 Downers Grove, Illinois, General
Obligation Bonds,  School Series 2022, 5.250%, 12/15/40
12/32 at 100.00 Aa1   5,301,418
100 Illinois Finance Authority Revenue Bonds, OSF Healthcare System,
Refunding Series 2018A, 5.000%, 5/15/25
No Opt. Call A   103,328
2,000 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2014, 4.000%, 8/01/38
8/24 at 100.00 AA   1,952,240
Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A:
1,220 4.300%, 8/01/28, 144A No Opt. Call BB+   1,216,523
1,000 5.250%, 8/01/38, 144A 8/33 at 100.00 BB+   1,010,180
4,500 Illinois Finance Authority, Revenue Bonds, Edward-Elmhurst Healthcare,
Refunding Series 2018A, 4.250%, 1/01/44, (Pre-refunded 1/01/28)
1/28 at 100.00 AA-  (5) 4,796,955
3,000 Illinois Finance Authority, Revenue Bonds, Edward-Elmhurst Healthcare,
Series 2017A, 5.000%, 1/01/36, (Pre-refunded 1/01/27)
1/27 at 100.00 AA-  (5) 3,242,550
5,000 Illinois Finance Authority, Revenue Bonds, Northwest Community
Hospital, Refunding Series 2016A, 4.000%, 7/01/37, (Pre-refunded
7/01/26)
7/26 at 100.00 Aa3  (5) 5,198,450
9,885 Illinois Finance Authority, Revenue Bonds, Northwestern Memorial
Healthcare, Series 2017A, 4.000%, 7/15/47
1/28 at 100.00 AA+   9,521,627
1,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System,
Series 2015A, 4.000%, 11/15/33
11/25 at 100.00 A   1,012,640
2,750 Illinois Finance Authority, Revenue Bonds, Rush University Medical
Center Obligated Group, Series 2015A, 5.000%, 11/15/38
5/25 at 100.00 AA-   2,799,803
220 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C, 5.000%, 8/15/23
No Opt. Call A3   220,770
Illinois Finance Authority, Revenue Bonds, Smith Crossing, Refunding
Series 2022:
725 4.000%, 10/15/30 4/29 at 103.00 BBB-   659,214
6,000 4.000%, 10/15/37 4/29 at 103.00 BBB-   4,973,400
830 Illinois Finance Authority, Student Housing & Academic Facility Revenue
Bonds, CHF-Collegiate Housing Foundation - Chicago LLC University
of Illinois at Chicago Project, Series 2017A, 5.000%, 2/15/26
No Opt. Call Baa3   841,346
1,500 Illinois Housing Development Authority, Revenue Bonds, Social Series
2022G, 6.250%, 10/01/52
4/32 at 100.00 Aaa   1,656,465

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 2,000 Illinois State, General Obligation Bonds, December Series 2017B,
5.000%, 12/01/24
No Opt. Call A-   $ 2,044,380
6,000 Illinois State, General Obligation Bonds, November Series 2017D,
5.000%, 11/01/28
11/27 at 100.00 A-   6,443,760
4,830 Knox & Warren Counties Community Unit School District 205
Galesburg, Illinois, General Obligation Bonds, Series 2019A, 5.500%,
12/01/37
12/27 at 100.00 AA-   5,285,952
1,100 Lake County Consolidated High School District 120 Mundelein, Illinois,
General Obligation Bonds, School Series 2022A, 5.500%, 12/01/40
12/32 at 100.00 AA+   1,229,283
600 Madison, Bond and Montgomery Counties Community Unit School
District 05, Highland, Illinois, General Obligation Bonds, School Series
2022B, 5.500%, 2/01/42 - AGM Insured
2/30 at 100.00 AA   662,730
710 Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene
Counties Community College District 536, Illinois, General Obligation
Bonds, Lewis & Clark Community College, Refunding Series 2017A,
5.000%, 11/01/33 - AGM Insured
11/26 at 100.00 AA   757,066
1,250 Northern Illinois University, Auxiliary Facilities System Revenue Bonds,
Refunding Series 2020B, 4.000%, 4/01/35 - BAM Insured
4/30 at 100.00 AA   1,265,325
1,000 Romeoville, Will County, Illinois, Revenue Bonds, Lewis University
Project, Refunding Series 2018B, 5.000%, 10/01/39
4/25 at 100.00 BBB   1,002,840
Stephenson County School District 145, Freeport, Illinois, General
Obligation Bonds, Limited School Series 2018A:
610 5.000%, 2/01/34 - AGM Insured 2/28 at 100.00 AA   676,820
140 5.000%, 2/01/34, (Pre-refunded 2/01/28) - AGM Insured 2/28 at 100.00 AA  (5) 155,397
100 University of Illinois, Auxiliary Facilities System Revenue Bonds, Series
2014A, 5.000%, 4/01/39
4/24 at 100.00 Aa2   100,357
2,000 Will County School District 114, Manhattan, Illinois, General Obligation
Bonds, Series 2022, 5.500%, 1/01/43 - BAM Insured
1/33 at 100.00 AA   2,274,520
4,000 Will County, Illinois, General Obligation Bonds, Alternate Revenue
Source Series 2019, 4.000%, 11/15/47
11/29 at 100.00 AA+   3,997,320
Total Illinois 104,030,687
Indiana - 4.6%
2,500 Evansville, Indiana, Waterworks District Revenue Bonds, Series 2022A,
5.000%, 7/01/47 - BAM Insured
1/32 at 100.00 AA   2,699,600
1,000 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 N/R   864,240
Hamilton Southeastern Consolidated School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2018:
700 5.000%, 7/15/35 1/28 at 100.00 AA+   772,667
795 5.000%, 7/15/36 1/28 at 100.00 AA+   871,074
500 5.000%, 7/15/37 1/28 at 100.00 AA+   544,530
1,000 5.000%, 7/15/38 1/28 at 100.00 AA+   1,084,630
850 IIndiana Finance Authority, Hospital Revenue Bonds, Parkview Health,
Series 2018A, 4.000%, 11/01/48
11/28 at 100.00 AA-   797,325
Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler
University Project, Refunding Series 2014A:
560 5.000%, 2/01/26 2/24 at 100.00 A-   567,974
425 5.000%, 2/01/27 2/24 at 100.00 A-   431,316
1,350 Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler
University Project, Series 2019, 5.000%, 2/01/35
8/29 at 100.00 A-   1,480,383

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 4,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
DePauw University Project, Series 2022A, 5.000%, 7/01/42
7/32 at 100.00 Baa1   $ 4,111,720
3,725 Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose
Hulman Institute Of Technology Project, Series 2018, 5.000%, 6/01/40
12/28 at 100.00 A2   3,943,918
250 Indiana Finance Authority, Health Facilities Revenue Bonds, Good
Samaritan Hospital Project, Series 2016A, 5.000%, 4/01/37
4/26 at 100.00 Baa3   254,040
665 Indiana Finance Authority, Hospital Revenue Bonds, Goshen Health,
Series 2019A, 5.000%, 11/01/35
5/29 at 100.00 BBB+   709,954
Indiana Finance Authority, Hospital Revenue Bonds, Reid Health Series
2022:
1,785 5.000%, 1/01/42 - AGM Insured 1/32 at 100.00 AA   1,918,340
1,700 5.000%, 1/01/52 - AGM Insured 1/32 at 100.00 AA   1,779,322
3,025 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Refunding Second Lien Series 2021-2, 4.000%,
10/01/40 - BAM Insured
10/31 at 100.00 AA   3,028,963
2,020 Indiana Health Facility Financing Authority, Revenue Bonds, Ascension
Health, Series 2001A-1, 5.000%, 11/15/34
11/25 at 100.00 AA+   2,110,254
1,420 Indiana Municipal Power Agency Power Supply System Revenue Bonds,
Refunding Series 2016C, 5.000%, 1/01/38
7/26 at 100.00 A+   1,473,179
1,000 Indiana Municipal Power Agency, Power Supply System Revenue Bonds,
Series 2013A, 5.250%, 1/01/32, (Pre-refunded 7/01/23)
7/23 at 100.00 A+  (5) 1,003,170
670 Indiana Municipal Power Agency, Power Supply System Revenue Bonds,
Series 2017A, 5.000%, 1/01/42
1/28 at 100.00 A+   714,602
3,000 Indiana Municipal Power Agency, Power Supply System Revenue Bonds,
Series 2022A, 5.500%, 1/01/47
1/32 at 100.00 A+   3,381,780
1,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Series 2022G-2, 5.000%, 1/01/33,
(AMT)
1/32 at 100.00 A1   1,120,780
IPS Multi-School Building Corporation, Indiana, First Mortgage Revenue
Bonds, Social Series 2022:
630 5.500%, 7/15/37 7/32 at 100.00 AA+   726,422
500 5.500%, 7/15/39 7/32 at 100.00 AA+   571,705
1,625 Ivy Tech Community College, Indiana, Student Fee Revenue Bonds,
Series 2018V, 5.000%, 7/01/36
7/28 at 100.00 AA   1,748,906
Lake Ridge Multi-School Building Corporation, Lake County, Indiana,
First Mortgage Bonds, Ad Valorem Property Tax Series 2022:
2,960 5.500%, 7/15/36 7/32 at 100.00 AA+   3,490,432
3,500 5.500%, 7/15/38 7/32 at 100.00 AA+   4,075,435
1,280 5.500%, 7/15/40 7/32 at 100.00 AA+   1,473,331
1,150 Mount Vernon of Hancock County Multi-School Building Corporation,
Indiana, First Mortgage Bonds, Series 2022, 5.500%, 1/15/42
7/31 at 100.00 AA+   1,305,526
North Montgomery High School Building Corporation, Indiana, First
Mortgage Bonds, Series 2018:
2,375 5.000%, 7/15/35 7/26 at 100.00 AA+   2,527,356
2,480 5.000%, 7/15/36 7/26 at 100.00 AA+   2,637,530
Plymouth Multi-School Building Corporation, Indiana, First Mortgage
Bonds, Series 2018:
1,655 5.000%, 1/15/34 7/28 at 100.00 AA+   1,836,570
3,655 5.000%, 7/15/36 7/28 at 100.00 AA+   3,998,533
Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital
Project,  Refunding Series 2015A:
500 5.000%, 1/01/28 1/25 at 100.00 A   512,870
815 5.000%, 1/01/29 1/25 at 100.00 A   835,807

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 4,905 Tippecanoe County NSE08 School Building Corporation, Indiana, Ad
Valorem Property Tax First Mortgage Bonds, Series 2022B, 6.000%,
7/15/39
7/32 at 100.00 AA+   $ 5,948,293
Total Indiana 67,352,477
Iowa - 0.2%
3,000 PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas Project
Revenue Bonds, Series 2019, 5.000%, 9/01/49, (Mandatory Put
9/01/26)
6/26 at 100.62 A   3,090,180
Total Iowa 3,090,180
Kansas - 0.9%
1,075 Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson
Regional Medical Center, Inc., Series 2016, 5.000%, 12/01/36
12/26 at 100.00 Ba2   1,056,284
4,000 Kansas Department of Transportation, Highway Revenue Bonds, Series
2018A, 5.000%, 9/01/36
9/27 at 100.00 AA   4,315,960
205 Kansas Power Pool, a Municipal Energy Agency Electric Utility Revenue
Bonds, DogWood Facility, Series 2015A, 5.000%, 12/01/28
12/25 at 100.00 A3   214,473
2,100 Kansas State Turnpike Authority, Turnpike Revenue Bonds, Refunding
Series 2019A, 5.000%, 9/01/37
9/29 at 100.00 Aa2   2,356,452
3,000 Shawnee County Unified School District 437 Auburn- Washburn,
Kansas, General Obligation Bonds, Refunding and Improvement
Series 2022, 5.000%, 9/01/42
9/32 at 100.00 Aa2   3,395,820
2,000 University of Kansas Hospital Authority, Health Facilities Revenue
Bonds, KU Health System, Refunding & Improvement Series 2015,
5.000%, 9/01/35
9/25 at 100.00 AA-   2,077,560
Total Kansas 13,416,549
Kentucky - 0.9%
750 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/26
No Opt. Call Baa2   778,943
Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, First Tier Series 2013A:
2,495 5.750%, 7/01/49, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2  (5) 2,502,635
8,595 6.000%, 7/01/53, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2  (5) 8,624,481
1,250 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 127, Series 2022A, 5.250%, 6/01/39
6/32 at 100.00 A1   1,399,212
Total Kentucky 13,305,271
Louisiana - 2.3%
Cameron Parish School District 15, Louisiana, General Obligation
Bonds, Series 2021:
350 4.000%, 10/01/34 10/30 at 100.00 BBB   357,637
350 4.000%, 10/01/35 10/30 at 100.00 BBB   354,581
Greater New Orleans Expressway Commission, Louisiana, Toll Revenue
Bonds, Subordinate Lien Series 2017:
1,000 5.000%, 11/01/36 - AGM Insured 11/25 at 100.00 AA   1,043,660
805 5.000%, 11/01/37 - AGM Insured 11/25 at 100.00 AA   839,164
4,000 5.000%, 11/01/42 - AGM Insured 11/25 at 100.00 AA   4,142,520
5,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Insurance Assessment Revenue
Bonds, Louisiana Insurance Guaranty Association Project, Series
2022B, 5.000%, 8/15/33
8/27 at 100.00 A1   5,342,800
200 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A, 5.000%, 6/01/31, 144A
No Opt. Call N/R   192,526

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017:
$ 2,000 5.000%, 5/15/33 5/27 at 100.00 A   $ 2,136,200
2,000 5.000%, 5/15/34 5/27 at 100.00 A   2,129,500
2,640 5.000%, 5/15/35 5/27 at 100.00 A   2,795,734
3,940 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, North Terminal Project, Series 2015B, 5.000%, 1/01/30, (AMT)
1/25 at 100.00 A   4,021,440
New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, North Terminal Project, Series 2017B:
400 5.000%, 1/01/34, (AMT) 1/27 at 100.00 A   418,748
500 5.000%, 1/01/35, (AMT) 1/27 at 100.00 A   521,755
355 5.000%, 1/01/36, (AMT) 1/27 at 100.00 A   368,724
Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds,
Port Facilities, Refunding Series 2018B:
3,000 5.000%, 4/01/37 - AGM Insured, (AMT) 4/28 at 100.00 AA   3,116,070
860 5.000%, 4/01/38 - AGM Insured, (AMT) 4/28 at 100.00 AA   890,100
4,900 Saint John the Baptist Parish School District 1, Louisiana, General
Obligation Bonds, Series 2023, 5.250%, 3/01/37
3/33 at 100.00 A2   5,409,894
Total Louisiana 34,081,053
Maine - 0.0%
500 Maine Health and Higher Educational Facilities Authority, Revenue
Bonds, Series 2022C, 5.500%, 7/01/38 - AGM Insured
7/32 at 100.00 AA   571,750
Total Maine 571,750
Maryland - 0.9%
1,075 Maryland Community Development Administration, Local Government
Infrastructure Bonds, Senior Obligation Series 2023A-1, 5.000%,
6/01/43
6/33 at 100.00 Aa2   1,198,399
2,000 Maryland Health and Higher Educational Facilities Authority, Maryland,
Revenue Bonds, Meritus Medical Center, Series 2015, 5.000%,
7/01/29
7/25 at 100.00 A   2,059,560
250 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds Doctors Community Hospital, Series 2017B, 5.000%, 7/01/32
7/27 at 100.00 A3   262,910
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, LifeBridge Health System, Series 2015:
1,200 4.000%, 7/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 A+  (5) 1,231,848
625 5.000%, 7/01/40, (Pre-refunded 7/01/25) 7/25 at 100.00 A+  (5) 654,631
2,120 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Peninsula Regional Medical Center Issue, Refunding Series
2015, 5.000%, 7/01/39, (Pre-refunded 7/01/24)
7/24 at 100.00 A  (5) 2,161,679
1,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Series 2017B,
5.000%, 7/01/28
7/27 at 100.00 A   1,075,010
4,615 Maryland Transportation Authority, Passenger Facility Charge Revenue
Bonds, Baltimore/Washington Internatonal Thurgood Marshall Airport
Project, Series 2019, 5.000%, 6/01/26, (AMT)
No Opt. Call A+   4,813,584
Total Maryland 13,457,621
Massachusetts - 0.6%
1,660 Massachusetts Development Finance Agency, Revenue Bonds, Lahey
Health System Obligated Group Issue, Series 2015F, 5.000%, 8/15/30
8/25 at 100.00 A   1,735,596
1,385 Massachusetts Development Finance Agency, Revenue Bonds,
Northeastern University, Series 2022, 5.000%, 10/01/37
10/32 at 100.00 A1   1,599,412

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2019A:
$ 590 5.000%, 7/01/31 1/29 at 100.00 BBB+   $ 617,547
1,350 5.000%, 7/01/34 1/29 at 100.00 BBB+   1,403,258
3,885 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017F, 5.000%, 11/01/44
11/27 at 100.00 AA+   4,122,373
Total Massachusetts 9,478,186
Michigan - 2.1%
Coldwater Communiuty Schools, Branch County, Michigan, General
Obligation Bonds, School Building & Site Series 2018:
510 5.000%, 5/01/41 5/28 at 100.00 AA   553,850
1,220 5.000%, 5/01/42 5/28 at 100.00 AA   1,323,505
5,000 Holly Area School District, Oakland County, Michigan, General
Obligation Bonds, School Building & Site, Series 2022I, 5.250%,
5/01/48
5/32 at 100.00 AA   5,626,350
Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue
Bonds, Bronson Healthcare Group, Inc., Refunding Series 2016:
95 5.000%, 5/15/26 No Opt. Call A2   99,913
5 5.000%, 5/15/26, (ETM) No Opt. Call N/R  (5) 5,318
335 Kent Hospital Finance Authority, Michigan, Revenue Bonds, Mary Free
Bed Rehabilitatin Hospital, Series 2021A, 4.000%, 4/01/36
4/31 at 100.00 A   338,521
1,000 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43, (UB) (6)
11/28 at 100.00 Aa3   1,058,020
825 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Refunding Series 2015B, 5.000%, 5/15/34
5/25 at 100.00 AA-   850,352
Michigan Finance Authority, Hospital Revenue Bonds, Sparrow
Obligated Group, Refunding Series 2022A:
3,600 5.000%, 11/15/33 11/32 at 100.00 A-   4,033,188
3,785 5.000%, 11/15/34 11/32 at 100.00 A-   4,211,872
3,975 5.000%, 11/15/35 11/32 at 100.00 A-   4,377,628
505 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Calvin University, Refunding Series 2021, 5.000%,
9/01/36
9/31 at 100.00 A-   546,460
380 Michigan Finance AuthorIty, Public School Academy Limited Obligation
Revenue Bonds, Voyageur Academy Project, Refunding Series 2017.
Private Placement of 2017, 5.900%, 7/15/46, 144A
7/27 at 100.00 N/R   297,681
1,000 Michigan Mathematics & Science Initiative, Michigan, Public School
Academy Revenue Bonds, Series 2021, 4.000%, 1/01/51
1/31 at 100.00 BB+   784,440
5,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program,
Series 2021A, 4.000%, 11/15/44
11/31 at 100.00 AA+   4,976,950
2,200 Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue
Bonds, William Beaumont Hospital Obligated Group, Refunding
Series 2014D, 5.000%, 9/01/33, (Pre-refunded 3/01/24)
3/24 at 100.00 AA  (5) 2,228,886
Total Michigan 31,312,934
Minnesota - 1.3%
4,580 Forest Lake, Minnesota Charter School Lease Revenue Bonds, North
Lakes Academy, Refunding Series 2021A, 5.000%, 7/01/41
7/31 at 100.00 N/R   4,205,265
585 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 4.500%, 8/01/26
5/23 at 102.00 BB+   583,736

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview
Health Services, Series 2015A:
$ 1,380 5.000%, 11/15/28 11/25 at 100.00 BBB+   $ 1,437,850
1,000 5.000%, 11/15/29 11/25 at 100.00 BBB+   1,041,150
1,000 5.000%, 11/15/30 11/25 at 100.00 BBB+   1,039,920
3,665 5.000%, 11/15/31 11/25 at 100.00 BBB+   3,806,982
1,750 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022B, 5.000%,
1/01/37, (AMT)
1/32 at 100.00 A+   1,903,685
1,000 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2022M, 5.100%, 7/01/42
1/32 at 100.00 AA+   1,056,430
1,000 Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT
Charter School Project,  Series 2022A, 5.000%, 6/01/32
6/29 at 100.00 BB+   980,660
1,895 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community of Peace Academy Project,
Series 2019, 5.000%, 12/01/39
12/29 at 100.00 BBB-   1,908,606
400 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Good Shepherd Luthran Home, Refunding Series 2013,
4.000%, 1/01/24
5/23 at 100.00 N/R   394,004
750 St. Paul Housing and Redevelopment Authority, Minnesota, Charter
School Revenue Bonds, Higher Ground Academy Charter School,
Series 2023, 5.500%, 12/01/38
12/29 at 102.00 BB+   774,810
Total Minnesota 19,133,098
Mississippi - 0.9%
1,135 Mississippi Development Bank, Special Obligation Bonds, Rankin
County School District General Obligation Project, Series 2019,
5.000%, 6/01/40
6/29 at 100.00 AA   1,217,844
Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Series 2016A:
4,000 5.000%, 9/01/41 9/26 at 100.00 BBB+   4,060,000
8,500 5.000%, 9/01/46 9/26 at 100.00 BBB+   8,541,565
Total Mississippi 13,819,409
Missouri - 2.3%
1,000 Greene County, Missouri, Certificates of Participation, Capital Projects,
Series 2018, 5.000%, 9/01/36
9/28 at 100.00 Aa2   1,097,890
1,960 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Refunding Improvement Series 2022B, 5.250%,
5/01/52
5/32 at 100.00 AAA   2,200,747
4,000 Missouri Development Finance Board, Revenue Bonds, Zoo Projects,
Series 2022, 5.500%, 5/01/42
5/32 at 100.00 AA-   4,500,560
1,030 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc., Series 2016, 5.000%,
11/15/24
No Opt. Call A+   1,057,429
3,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45
1/25 at 100.00 AA   2,850,270
10,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2012, 4.000%, 11/15/42
5/23 at 100.00 A+   9,772,000
650 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/28
2/26 at 100.00 BBB   652,593
2,330 Orchard Farm R-V School District, Saint Charles County, Missouri,
Certificates of Participation, Series 2022A, 5.250%, 4/01/39
4/29 at 100.00 A+   2,504,750

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 2,200 Ozark Reorganized School District 6, Christian County, Missouri,
General Obligation Bonds, School Building Series 2022, 6.000%,
3/01/42 - AGM Insured
9/32 at 100.00 AA   $ 2,645,786
Saint Charles County Public Water Supply District 2, Missouri,
Certificates of Participation, Missouri Project Series 2019:
430 4.000%, 12/01/37 12/25 at 100.00 AA+   434,468
850 4.000%, 12/01/38 12/25 at 100.00 AA+   857,165
253 Saint Louis, Missouri, Tax Increment Financing Revenue Notes,
Marquette Building Redevelopment Project, Series 2008-A, 6.500%,
1/23/28
5/23 at 100.00 N/R   129,030
510 Taney County Industrial Development Authority, Missouri, Sales Tax
Revenue Improvement Bonds, Big Cedar Infrastructure Project Series
2023, 6.000%, 10/01/49, 144A
10/30 at 100.00 N/R   503,314
1,500 Transportation Development District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 4.500%, 6/01/36
6/26 at 100.00 BBB   1,471,305
2,500 Universal City Industrial Development Authority, Missouri, Revenue
Bonds, Tax Increment and Special District Markets at Olive Project
Series 2023A, 4.875%, 6/15/36
6/33 at 100.00 N/R   2,502,825
600 Wright City School District R-II, Warren County, Missouri, General
Obligation Bonds, School Building Series 2022, 6.000%, 3/01/42 -
AGM Insured
9/32 at 100.00 AA   724,776
Total Missouri 33,904,908
Montana - 1.0%
Montana Facility Finance Authority, Montana, Health Facilities Revenue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2018:
675 5.000%, 6/01/36 6/28 at 100.00 A   709,945
1,255 5.000%, 6/01/37 6/28 at 100.00 A   1,306,430
5,000 Montana Facility Finance Authority, Revenue Bonds, Billings Clinic
Obligated Group, Series 2018A, 5.000%, 8/15/48
8/28 at 100.00 AA-   5,152,350
2,685 Montana State Board of Regents of Higher Education, Facilities
Improvement Revenue Bonds, Montana State University, Series
2018E, 5.000%, 11/15/43
11/27 at 100.00 Aa3   2,880,522
1,470 Montana State Board of Regents of Higher Education, General Revenue
Bonds, Series 2022, 5.250%, 11/15/52 - AGM Insured
11/32 at 100.00 AA   1,632,067
2,980 Yellowstone County K-12 School District 26 Lockwood, Montana,
General Obligation Bonds, School Building Series 2018, 5.000%,
7/01/35
7/28 at 100.00 A   3,311,018
Total Montana 14,992,332
Nebraska - 1.0%
Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Series 2017:
1,045 5.000%, 11/15/36 5/27 at 100.00 AA-   1,106,561
1,070 5.000%, 11/15/37 5/27 at 100.00 AA-   1,129,053
900 Douglas County Hospital Authority 3, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Refunding
Series 2015, 5.000%, 11/01/29
11/25 at 100.00 A   937,818
2,000 Douglas County Nebraska, Sanitary and Improvement, District Number
608, General Obligation Bonds, North Streams, Series 2022, 6.000%,
12/15/37
6/27 at 100.00 N/R   1,916,440
Madison County Hospital Authority 1, Nebraska, Hospital Revenue
Bonds, Faith Regional Health Services Project, Refunding Series 2017A:
1,765 5.000%, 7/01/25 No Opt. Call BBB   1,804,924

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nebraska (continued)
$ 1,000 5.000%, 7/01/27 No Opt. Call BBB   $ 1,052,360
1,500 5.000%, 7/01/28 7/27 at 100.00 BBB   1,574,160
525 Madison County Hospital Authority 1, Nebraska, Hospital Revenue
Bonds, Faith Regional Health Services Project, Series 2018, 5.000%,
7/01/29
7/25 at 100.00 BBB   540,635
600 Omaha Airport Authority, Nebraska, Airport Facilities Revenue
Refunding Bonds, Series 2017A, 5.000%, 12/15/34, (AMT)
12/26 at 100.00 AA-   628,200
1,000 Omaha Public Power District, Nebraska, Electric System Revenue
Bonds, Series 2017A, 5.000%, 2/01/42
12/27 at 100.00 AA   1,071,180
2,800 Southeast Community College Area, Nebraska, Certificates of
Participation, Series 2018, 5.000%, 12/15/47
6/28 at 100.00 Aa1   3,021,844
Total Nebraska 14,783,175
Nevada - 0.8%
Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional
Healthcare Project, Series 2017A:
505 5.000%, 9/01/31 9/27 at 100.00 A-   536,431
1,000 5.000%, 9/01/33 9/27 at 100.00 A-   1,060,420
4,000 Clark County, Nevada  Airport Revenue Bonds, Senior Series 2015A,
5.000%, 7/01/40
7/25 at 100.00 Aa2   4,116,200
2,000 Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax,
Refunding Series 2022A, 5.000%, 7/01/26, (AMT)
No Opt. Call A1   2,091,940
115 Clark County, Nevada, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019D, 5.000%, 7/01/25
No Opt. Call Aa3   120,353
1,370 Clark County, Nevada, Passenger Facility Charge Revenue Bonds,
Las Vegas-McCarran International Airport, Refunding Series 2017B,
5.000%, 7/01/24, (AMT)
No Opt. Call Aa3   1,392,057
Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 812 Summerlin Village 24, Series 2015:
1,140 4.000%, 12/01/23 No Opt. Call N/R   1,140,547
910 4.250%, 12/01/24 No Opt. Call N/R   913,149
440 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 814 Summerlin Village 21& 24A, Series 2019, 3.250%,
6/01/24
No Opt. Call N/R   434,289
Total Nevada 11,805,386
New Hampshire - 0.7%
580 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Catholic Medical Center, Series 2012, 5.000%, 7/01/27
5/23 at 100.00 BBB+   580,638
New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Catholic Medical Center, Series 2017:
3,145 5.000%, 7/01/35 7/27 at 100.00 BBB+   3,248,345
1,950 5.000%, 7/01/37 7/27 at 100.00 BBB+   1,987,011
670 5.000%, 7/01/44 7/27 at 100.00 BBB+   649,618
4,055 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Concord Hospital, Series 2017, 5.000%, 10/01/42
10/27 at 100.00 AA-   4,203,859
160 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A,
5.000%, 8/01/36
2/28 at 100.00 A   168,914
Total New Hampshire 10,838,385

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey - 2.3%
$ 2,000 Camden County Improvement Authority, New Jersey, Health Care
Redevelopment Revenue Bonds, Cooper Health System Obligated
Group Issue, Refunding Series 2014A, 5.000%, 2/15/28
2/24 at 100.00 A-   $ 2,018,400
500 Delaware River Port Authority, Pennsylvania and New Jersey, Revenue
Refunding Bonds, Port District Project, Series 2022, 5.000%, 1/01/24
No Opt. Call A   505,725
New Jersey Economic Development Authority, Charter School Revenue
Bonds, North Star Academy Charter School of Newark, Series 2017:
460 5.000%, 7/15/23 No Opt. Call BBB-   460,317
485 5.000%, 7/15/24 No Opt. Call BBB-   488,293
510 5.000%, 7/15/25 No Opt. Call BBB-   518,991
535 5.000%, 7/15/26 No Opt. Call BBB-   549,975
560 5.000%, 7/15/27 No Opt. Call BBB-   582,109
5,300 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Portal North Bridge Project
Series 2022A, 5.000%, 11/01/37
11/32 at 100.00 A2   5,861,959
1,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/25
No Opt. Call A2   1,034,840
New Jersey Economic Development Authority, Special Facility Revenue
Bonds, Port Newark Container Terminal LLC Project, Refunding Series
2017:
1,525 5.000%, 10/01/23, (AMT) No Opt. Call Baa2   1,530,094
1,800 5.000%, 10/01/24, (AMT) No Opt. Call Baa2   1,819,242
1,000 5.000%, 10/01/37, (AMT) 10/27 at 100.00 Baa2   1,004,670
5,000 New Jersey Health Care Facilities Financing Authority, State Contract
Bonds, Hospital Asset Transformatiom Program, Refunding Series
2017, 5.000%, 10/01/29
4/28 at 100.00 A2   5,407,250
2,235 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A, 5.000%, 6/15/28
6/26 at 100.00 A+   2,362,395
1,700 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022CC, 5.250%, 6/15/36
12/32 at 100.00 A2   1,939,309
1,700 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009C, 5.250%, 6/15/32
12/24 at 100.00 A2   1,756,423
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2013AA:
330 5.250%, 6/15/33 6/23 at 100.00 A2   330,802
645 5.000%, 6/15/36 6/23 at 100.00 A2   645,967
200 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.250%, 6/15/32
6/25 at 100.00 A2   208,622
South Jersey Port Corporation, New Jersey, Marine Terminal Revenue
Bonds, Subordinate Series 2017B:
2,100 5.000%, 1/01/34, (AMT) 1/28 at 100.00 A3   2,199,246
1,300 5.000%, 1/01/35, (AMT) 1/28 at 100.00 A3   1,354,899
1,250 5.000%, 1/01/36, (AMT) 1/28 at 100.00 A3   1,293,138
Total New Jersey 33,872,666
New York - 5.9%
400 Buffalo and Erie County Industrial Land Development Corporation,
New York, Revenue Bonds, Catholic Health System, Inc. Project, Series
2015, 5.000%, 7/01/27
7/25 at 100.00 B-   373,540
Build New York City Resource Corporation, New York, Revenue Bonds,
Academic Leadership Charter School, Series 2021:
310 4.000%, 6/15/26 No Opt. Call BBB-   308,661
300 4.000%, 6/15/28 No Opt. Call BBB-   300,144

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 400 Build New York City Resource Corporation, New York, Revenue Bonds,
Global Community Charter School Project, Series 2022A, 4.000%,
6/15/32
No Opt. Call BB+   $ 384,576
Build New York Resource Corporation Revenue Bonds, East Harlem
Scholars Academy Charter School Project, Series 2022 (Social Bonds):
400 5.000%, 6/01/32, 144A 6/30 at 100.00 BB+   406,416
1,250 5.750%, 6/01/42, 144A 6/30 at 100.00 BB+   1,286,500
250 Build NYC Resource Corporation, New York, Revenue Bonds, Richmond
Preparatory Charter School Project, Social Impact Project Series
2021A, 4.000%, 6/01/31, 144A
6/29 at 100.00 N/R   233,855
1,335 Dormitory Authority of the State of New York, Columbia University
Revenue Bonds, Series 2020A, 5.000%, 10/01/50
No Opt. Call AAA   1,587,315
Dormitory Authority of the State of New York, General Revenue Bonds,
Barnard College, Series 2022A:
785 5.000%, 7/01/37 7/30 at 100.00 A3   838,301
500 5.000%, 7/01/38 7/30 at 100.00 A3   530,740
1,250 Dormitory Authority of the State of New York, General Revenue Bonds,
Yeshiva University, Series 2022A, 5.000%, 7/15/32
No Opt. Call BBB-   1,362,325
Dormitory Authority of the State of New York, Revenue Bonds, Catholic
Health System Obligated Group Series 2019A:
725 5.000%, 7/01/32 7/29 at 100.00 B-   634,752
525 5.000%, 7/01/34 7/29 at 100.00 B-   450,009
925 4.000%, 7/01/38 7/29 at 100.00 B-   685,166
800 5.000%, 7/01/41 7/29 at 100.00 B-   658,256
2,535 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2018A, 5.000%, 8/01/25
No Opt. Call BBB-   2,527,116
470 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A, 5.000%, 9/01/28
No Opt. Call BBB-   467,664
300 Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017, 5.000%,
12/01/29, 144A
6/27 at 100.00 BBB-   306,705
1,260 Hempstead Town Local Development Corporation, New York, Revenue
Bonds, Molloy College Project, Refunding Series 2017, 5.000%,
7/01/37
7/27 at 100.00 BBB   1,291,122
4,500 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Second Indenture Fiscal 2017 Series A, 5.000%, 2/15/36
2/27 at 100.00 Aa2   4,803,705
1,575 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call A2   1,809,565
580 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call A2   668,949
1,455 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 A   1,470,569
1,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2015B, 5.000%, 9/01/36
9/25 at 100.00 A   1,032,740
2,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2017, 5.000%, 9/01/36
9/27 at 100.00 A   2,173,220
925 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Nazareth College of Rochester, Series 2017A,
5.000%, 10/01/31
10/27 at 100.00 BBB+   975,042
1,975 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester General Hospital Project, Series 2017,
5.000%, 12/01/46
12/26 at 100.00 BBB+   1,982,169

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester Regional Health Project, Series 2020A:
$ 600 5.000%, 12/01/24 No Opt. Call BBB+   $ 611,244
750 5.000%, 12/01/25 No Opt. Call BBB+   775,350
2,260 Nassau County Tobacco Settlement Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%,
6/01/26 2006 1
5/23 at 100.00 CCC+   2,226,007
New Rochelle Corporation, New York, Local Development Revenue
Bonds, Iona College Project, Series 2015A:
1,245 5.000%, 7/01/31 7/25 at 100.00 BBB   1,288,588
370 5.000%, 7/01/32 7/25 at 100.00 BBB   382,698
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal
2018 Series EE, 5.000%, 6/15/39
12/25 at 100.00 AA+   5,194,950
3,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series B-1, 5.000%, 8/01/38
8/26 at 100.00 AAA   3,170,700
2,500 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2023B-1, 5.250%, 11/01/36
11/32 at 100.00 AAA   2,975,700
New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2023D-1:
1,500 5.250%, 11/01/37 11/32 at 100.00 AAA   1,769,280
5,000 5.500%, 11/01/45 11/32 at 100.00 AAA   5,772,350
10,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2023E-1, 5.000%, 11/01/40
5/33 at 100.00 AAA   11,364,600
New York Counties Tobacco Trust VI, New York, Tobacco Settlement
Pass-Through Bonds, Series Series 2016B:
540 5.000%, 6/01/29 6/26 at 100.00 A   560,876
250 5.000%, 6/01/31 6/26 at 100.00 A   259,668
2,840 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R   2,759,685
3,000 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017E, 5.000%, 6/15/42
6/27 at 100.00 AAA   3,207,750
New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, Pooled Loan
Issue, Series 2005B:
500 5.500%, 10/15/27, (ETM) No Opt. Call N/R  (5) 559,990
1,000 5.500%, 4/15/35, (ETM) No Opt. Call N/R  (5) 1,243,970
5,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International
Airport Project, Series 2022, 5.000%, 12/01/30, (AMT)
No Opt. Call Baa1   5,459,000
2,500 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, One Hundred Seventy Eighth Series 2013, 5.000%, 12/01/27,
(AMT)
12/23 at 100.00 AA-   2,516,700
600 Poughkeepsie City, New York, General Obligation Bonds, Refunding
Public Improvement Series 2019., 5.000%, 6/01/31
6/26 at 100.00 Ba1   628,794
750 Schenectady County Capital Resource Corporation, New York, Revenue
Bonds, Union College Project, Series 2022, 5.250%, 7/01/52
7/32 at 100.00 A1   816,667
260 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Refunding Subordinate Lien Series 2017A2, 5.000%,
11/15/42
5/27 at 100.00 AA-   276,554

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 465 Yonkers Economic Development Corporation, New York, Educational
Revenue Bonds, Lamartine/Warburton LLC-Charter School of
Educational Excellence Project, Series 2019A, 5.000%, 10/15/54
10/29 at 100.00 N/R   $ 413,915
915 Yonkers Industrial Development Agency, New York, School Facility
Revenue Bonds, New Community School Project Series 2022, 5.250%,
5/01/51
5/32 at 100.00 AA   1,012,136
1,155 Yonkers, New York, General Obligation Bonds, Serial Series 2022F,
5.000%, 11/15/38 - BAM Insured
11/32 at 100.00 AA   1,314,171
Total New York 86,110,465
North Carolina - 1.8%
Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Refunding Series 2017B:
1,000 5.000%, 7/01/42, (AMT) 7/27 at 100.00 Aa3   1,029,370
1,000 5.000%, 7/01/47, (AMT) 7/27 at 100.00 Aa3   1,023,140
4,080 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2015, 5.000%, 7/01/40
7/25 at 100.00 AAA   4,223,494
Greater Asheville Regional Airport Authority, North Carolina, Airport
System Revenue Bonds, Series 2022A:
750 5.000%, 7/01/27 - AGM Insured, (AMT) No Opt. Call AA   794,025
1,300 5.250%, 7/01/39 - AGM Insured, (AMT) 7/32 at 100.00 AA   1,423,526
Greater Asheville Regional Airport Authority, North Carolina, Airport
System Revenue Bonds, Series 2023:
430 5.250%, 7/01/41 (WI/DD, Settling 5/16/23) No Opt. Call AA   469,208
1,090 5.250%, 7/01/42 (WI/DD, Settling 5/16/23) No Opt. Call AA   1,183,392
620 5.250%, 7/01/43 (WI/DD, Settling 5/16/23) No Opt. Call AA   671,632
2,500 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Lutheran Services for the Aging, Series 2021A,
4.000%, 3/01/51
3/28 at 103.00 N/R   1,710,050
750 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, United Methodist Retirement Homes,
Refunding Series 2017A, 5.000%, 10/01/37, (Pre-refunded 10/01/23)
10/23 at 103.00 BBB  (5) 777,502
2,350 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Senior Lien Series 2017, 5.000%, 1/01/32
1/27 at 100.00 BBB   2,480,589
3,500 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Series 2018, 5.000%, 1/01/31
1/29 at 100.00 BBB   3,794,630
North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2019:
1,500 5.000%, 1/01/44 1/30 at 100.00 BBB   1,562,925
500 5.000%, 1/01/49 1/30 at 100.00 Aa1   516,705
Raleigh Durham Airport Authority, North Carolina, Airport Revenue
Bonds, Refunding Series 2017A:
1,110 5.000%, 5/01/31, (AMT) 5/27 at 100.00 Aa3   1,175,612
1,750 5.000%, 5/01/32, (AMT) 5/27 at 100.00 Aa3   1,852,638
1,135 5.000%, 5/01/33, (AMT) 5/27 at 100.00 Aa3   1,200,773
Total North Carolina 25,889,211
North Dakota - 0.4%
3,290 City of Horace, North Dakota, Temporary Refunding Improvement
Bonds, Series 2022A, 3.250%, 8/01/24
8/23 at 100.00 Baa2   3,231,306
1,365 North Dakota Public Finance Authority, Capital Financing Program
Revenue Bonds, Series 2015B, 5.250%, 6/01/27
6/25 at 100.00 AA-   1,425,360
1,485 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C, 5.000%, 6/01/34
6/28 at 100.00 BB+   1,418,131
Total North Dakota 6,074,797

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio - 2.2%
$ 5,000 $280,000,000, Count of Washington, Ohio, Hospital Facilities Revenue
Bonds, Series 2022, (Memorial Health System Obligated Group),
6.375%, 12/01/37
12/32 at 100.00 N/R   $ 5,086,100
City of Elyria, Ohio, General Obligation Various Purpose Bonds, Series
2018:
1,315 5.000%, 12/01/39, (Pre-refunded 6/01/23) - BAM Insured 6/23 at 100.00 AA  (5) 1,316,815
3,045 5.000%, 12/01/43, (Pre-refunded 6/01/23) - BAM Insured 6/23 at 100.00 AA  (5) 3,049,202
Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways
Improvements, Subordinate Lien Series 2015A-2:
335 5.000%, 10/01/37, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+  (5) 337,509
115 5.000%, 10/01/37, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R  (5) 115,790
870 Cleveland, Ohio, Income Tax Revenue Bonds, Public Facilities
Improvements, Subordinate Lien Series 2018A, 5.000%, 10/01/38
4/28 at 100.00 AA   940,522
1,000 Dayton, Ohio, Water System Revenue Bonds, Series 2022, 5.500%,
12/01/42
12/30 at 100.00 Aa2   1,134,140
2,000 Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth
Corporation, Series 2015, 5.000%, 5/15/35
5/25 at 100.00 AA+   2,068,700
Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose Series
2018:
2,250 5.000%, 6/01/36 6/28 at 100.00 AAA   2,464,200
2,250 5.000%, 6/01/37 6/28 at 100.00 AAA   2,439,832
550 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/27
5/23 at 100.00 BB+   550,149
5,000 New Albany Plain Local Joint Park District, Franklin and Licking
Counties, Ohio, General Obligation Bonds, Park Facilities Series 2023,
5.500%, 12/01/48 - BAM Insured
12/32 at 100.00 AA   5,699,900
1,150 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call BBB-   1,047,155
Ohio Higher Educational Facility Commission, Revenue Bonds, Kenyon
College, Series 2017:
500 5.000%, 7/01/34 7/27 at 100.00 A   533,020
495 5.000%, 7/01/42 7/27 at 100.00 A   514,330
2,500 Ohio State, Capital Facilities Lease-Appropriation Bonds, Special
Obligation, Administrative Building Fund Projects, Series 2017A,
5.000%, 4/01/35
4/27 at 100.00 AA+   2,671,275
1,575 Ohio State, Major New State Infrastructure Project Revenue Bonds,
Series 2022-1, 5.000%, 12/15/23
No Opt. Call AA   1,593,333
Total Ohio 31,561,972
Oklahoma - 0.6%
Clinton Public Works Authority,  Oklahoma, Educational Facilities, Lease
Revenue Bonds, Series 2022:
2,145 5.000%, 10/01/33 10/32 at 100.00 A-   2,390,560
1,925 5.000%, 10/01/35 10/32 at 100.00 A-   2,108,067
2,000 Edmond Public Works Authority, Oklahoma, Sales Tax and Utility
Systems Revenue Bonds, Series 2017, 5.000%, 7/01/42
7/27 at 100.00 AA-   2,137,460
500 Marshall County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Madill Public Schools Project, Series 2017A, 5.000%,
9/01/32
9/27 at 100.00 A-   551,125
750 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/37
8/32 at 100.00 N/R   722,460

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
$ 1,370 Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds,
Second Senior Series 2017A, 5.000%, 1/01/37
1/26 at 100.00 AA-   $ 1,428,403
Total Oklahoma 9,338,075
Oregon - 0.3%
950 Clatsop County, Oregon, General Obligation Bonds, Series 2019,
5.000%, 6/15/38
6/29 at 100.00 Aa2   1,049,683
50 Oregon Special Districts Association, Certificates of Participation,
Flexlease Program, Series 2013A, 4.000%, 1/01/24
7/23 at 100.00 N/R   50,018
West Linn, Oregon, General Obligation Bonds, Series 2023:
1,530 4.000%, 6/01/41 6/32 at 100.00 AA+   1,546,478
1,465 4.000%, 6/01/43 6/32 at 100.00 AA+   1,470,538
Total Oregon 4,116,717
Pennsylvania - 2.5%
100 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/33, 144A
5/28 at 100.00 Ba3   101,852
Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017:
650 5.000%, 11/01/24 No Opt. Call B   488,371
710 5.000%, 11/01/29 11/27 at 100.00 B   440,058
50 5.000%, 11/01/37 11/27 at 100.00 B   30,953
160 4.000%, 11/01/47 11/27 at 100.00 B   80,563
Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Reading Hospital & Medical Center Project, Series 2012A:
1,300 5.000%, 11/01/40 5/23 at 100.00 B   804,570
1,155 5.000%, 11/01/44 5/23 at 100.00 B   714,656
Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc.
Project, Series 2017:
1,750 5.000%, 6/01/32 6/25 at 102.00 BB+   1,639,225
1,760 5.000%, 6/01/37 6/25 at 102.00 BB+   1,578,703
1,350 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2019A, 5.000%, 7/01/49
7/29 at 100.00 B3   1,065,636
3,600 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2018A, 5.000%, 9/01/34
9/28 at 100.00 A   3,846,240
Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT Major
Bridges Package One Project, Series 2022:
6,000 5.000%, 6/30/33, (AMT) 12/32 at 100.00 Baa2   6,705,120
5,000 5.250%, 6/30/36, (AMT) 12/32 at 100.00 Baa2   5,488,000
1,000 Pennsylvania Economic Development Financing Authority, Private
Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement
Project, Series 2015, 4.125%, 12/31/38, (AMT)
6/26 at 100.00 BBB   941,640
500 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2022A,
5.000%, 2/15/36
2/32 at 100.00 A   558,460
2,290 Pennsylvania HIgher Educational Facilities Authority, Revenue Bonds,
Thomas Jefferson University, Refunding Series 2015A, 5.000%,
9/01/45
3/25 at 100.00 A   2,317,068
2,500 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2022B, 5.250%, 12/01/47
12/32 at 100.00 AA-   2,752,000

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 1,845 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Thomas Jefferson University, Fixed Rate Series
2017A, 5.000%, 9/01/36
3/27 at 100.00 A   $ 1,921,235
1,500 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2015A, 5.000%, 6/15/26, (AMT)
6/25 at 100.00 A2   1,536,030
3,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017B, 5.000%, 7/01/35, (AMT)
7/27 at 100.00 A2   3,127,710
725 Susquehanna Area Regional Airport Authority, Pennsylvania, Airport
System Revenue Bonds, Series 2017, 5.000%, 1/01/35, (AMT)
1/28 at 100.00 Baa3   747,214
Total Pennsylvania 36,885,304
Rhode Island - 0.6%
1,500 Rhode Island Health and Educational Building Corporation, Higher
Education Facility Revenue Bonds, Providence College, Refunding
Series 2015, 5.000%, 11/01/40
11/25 at 100.00 A   1,553,355
1,060 Rhode Island Health and Educational Building Corporation, Higher
Education Facility Revenue Bonds, University of Rhode Island
Auxiliary Enterprise, Refunding Series 2017B, 4.000%, 9/15/34
9/27 at 100.00 A+   1,076,716
Rhode Island Health and Educational Building Corporation, Hospital
Financing Revenue Bonds, Lifespan Obligated Group, Refunding Series
2016:
1,500 5.000%, 5/15/30 5/26 at 100.00 BBB+   1,543,170
2,200 5.000%, 5/15/31 5/26 at 100.00 BBB+   2,261,886
1,900 Rhode Island Student Loan Authority, Student Loan Program Revenue
Bonds, Senior Series 2018A, 5.000%, 12/01/24, (AMT)
No Opt. Call AA   1,940,584
Total Rhode Island 8,375,711
South Carolina - 1.1%
Charleston County Airport District, South Carolina, Airport Revenue
Bonds, Series 2019:
1,000 5.000%, 7/01/36 7/29 at 100.00 A+   1,098,310
800 5.000%, 7/01/37 7/29 at 100.00 A+   873,232
750 Horry County, South Carolina, Limited Obligation Bonds, Hospitality
Fee & Local Accommodations Fee Pledge, Series 2022, 5.000%,
9/01/39
9/32 at 100.00 AA   837,570
3,005 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Wofford College, Series 2019, 5.000%,
4/01/49
4/29 at 100.00 A-   3,101,851
South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, York Preparatory Academy Project,
Series 2014A:
40 5.750%, 11/01/23, (ETM), 144A No Opt. Call N/R  (5) 40,432
180 7.000%, 11/01/33, (Pre-refunded 11/01/24), 144A 11/24 at 100.00 N/R  (5) 189,353
South Carolina State Ports Authority, Revenue Bonds, Series 2015:
785 5.000%, 7/01/33, (Pre-refunded 7/01/25), (AMT) 7/25 at 100.00 A+  (5) 811,337
2,625 5.250%, 7/01/55, (Pre-refunded 7/01/25), (AMT) 7/25 at 100.00 A1  (5) 2,726,640
South Carolina State Ports Authority, Revenue Bonds, Series 2018:
2,840 5.000%, 7/01/34, (AMT) 7/28 at 100.00 A+   3,045,247
450 5.000%, 7/01/48, (AMT) 7/28 at 100.00 A+   462,384
870 South Island Public Service District, South Carolina, Waterworks and
Sewer System Revenue Bonds, Improvement Series 2022, 5.250%,
4/01/42
4/32 at 100.00 AA+   977,071
1,495 Spartanburg County School District 7, South Carolina, General
Obligation Bonds, Series 2018B, 5.000%, 3/01/38
3/29 at 100.00 Aa1   1,640,912
Total South Carolina 15,804,339

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Dakota - 1.1%
$ 1,555 Baltic School District No. 49-1, South Dakota, General Obligation
Bonds, Series 2022, 5.500%, 12/01/51 - AGM Insured
12/31 at 100.00 AA   $ 1,739,330
1,960 Brandon, Minnehaha County, South Dakota, Water Surcharge Revenue
Bonds, Series 2022, 5.500%, 8/01/47 - BAM Insured
8/32 at 100.00 AA   2,253,216
South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Avera Health, Refunding Series 2017:
1,000 5.000%, 7/01/35 7/27 at 100.00 AA-   1,067,140
8,000 4.000%, 7/01/42 7/27 at 100.00 AA-   7,727,280
2,765 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Regional Health, Refunding Series 2017, 5.000%, 9/01/40
9/27 at 100.00 AA-   2,862,660
Total South Dakota 15,649,626
Tennessee - 0.8%
2,050 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-2,
5.000%, 8/01/49
8/29 at 100.00 A-   2,091,185
1,420 Greeneville Health and Educational Facilities Board, Tennessee,
Hospital Revenue Bonds, Ballad Health, Series 2018A, 5.000%,
7/01/37
7/28 at 100.00 A   1,496,183
1,400 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series
2017, 5.000%, 4/01/27
No Opt. Call BBB   1,472,688
830 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 A   863,872
1,500 Metropolitan Government of Nashville-Davidson County, Tennessee,
Water and Sewerage Revenue Bonds, Series 2013, 5.000%, 7/01/40,
(Pre-refunded 7/01/23)
7/23 at 100.00 AA  (5) 1,504,275
Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022A:
1,100 5.250%, 7/01/34, (AMT) 7/32 at 100.00 A1   1,253,571
1,300 5.500%, 7/01/37, (AMT), (UB) (6) 7/32 at 100.00 A1   1,470,300
1,350 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Improvement Series 2015B, 5.000%, 7/01/32, (AMT)
7/25 at 100.00 AA-   1,391,188
500 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Subordinate Series 2019A, 5.000%, 7/01/29
No Opt. Call A2   566,225
Total Tennessee 12,109,487
Texas - 7.7%
1,535 Alamo Community College District, Bexar County, Texas, General
Obligation Bonds, Refunding Limited Tax Series 2017, 5.000%,
8/15/36
8/27 at 100.00 AAA   1,656,710
685 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding
Series 2022A, 6.000%, 2/15/42, 144A
2/30 at 100.00 N/R   653,058
915 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education, Series 2016A, 2.750%, 12/01/26
No Opt. Call BBB-   877,805
Austin Convention Enterprises Inc., Texas, Convention Center Hotel
Revenue Bonds, Refunding First Tier Series 2017A:
500 5.000%, 1/01/32 1/27 at 100.00 BB+   515,760
500 5.000%, 1/01/33 1/27 at 100.00 BB+   515,145
500 Austin Independent School District, Travis County, Texas, General
Obligation Bonds, School Building Series 2023, 4.000%, 8/01/48
2/33 at 100.00 Aaa   497,840

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 890 Austin, Texas, Airport System Revenue Bonds, Series 2017A, 5.000%,
11/15/35
11/26 at 100.00 A+   $ 940,160
4,300 Austin, Texas, Water and Wastewater System Revenue Bonds,
Refunding Forward Delivery Series 2023, 5.000%, 11/15/42
5/33 at 100.00 AA   4,833,415
Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A:
360 5.000%, 1/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 A-  (5) 375,603
1,695 5.000%, 1/01/40, (Pre-refunded 7/01/25) 7/25 at 100.00 A-  (5) 1,768,461
550 City of Midlothian, Texas, Westside Preserve Public Improvement
District Improvement Area #1 Project, Special Assessment Revenue
Bonds, Series 2022, 5.250%, 9/15/42, 144A
9/32 at 100.00 N/R   529,265
505 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Idea Public Schools, Series 2022A, 5.000%, 8/15/31
No Opt. Call A-   563,317
3,740 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding &
Improvement Senior Lien Series 2021B, 4.000%, 12/01/51
12/30 at 100.00 AA+   3,632,400
5,345 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding
Series 2016A, 5.000%, 12/01/41, (Pre-refunded 12/01/25)
12/25 at 100.00 AA+  (5) 5,628,125
1,000 Dallas County Community College District, Texas, General Obligation
Bonds, Series 2023, 5.000%, 2/15/36
8/25 at 100.00 AAA   1,044,150
3,055 Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2022B, 5.000%, 11/01/40
11/32 at 100.00 A+   3,412,099
710 Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional
Health System, Series 2013A, 6.625%, 9/01/31, (Pre-refunded
9/01/23)
9/23 at 100.00 N/R  (5) 717,214
Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional
Health System, Series 2021B:
70 5.000%, 9/01/24 No Opt. Call BB+   70,334
75 5.000%, 9/01/25 No Opt. Call BB+   75,220
276 Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional
Health System, Series 2021C, 4.000%, 9/01/44
9/31 at 100.00 BB+   220,289
Hackberry, Texas, Combination Special Assessment and Contract
Revenue Road and Utility Bonds, Hidden Cove Improvement District 2,
Series 2017:
1,230 4.500%, 9/01/32 9/27 at 100.00 BBB-   1,242,288
955 4.500%, 9/01/32 9/27 at 100.00 BBB-   964,540
2,500 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019A, 5.000%, 12/01/23
No Opt. Call A+   2,521,725
1,250 Harris County Flood Control District, Texas, General Obligation Bonds,
Refunding Improvement,  Sustainability Green Series 2022A, 5.250%,
10/01/40
10/32 at 100.00 Aaa   1,433,838
Houston, Texas, Airport System Revenue Bonds, Refunding &
Subordinate Lien Series 2018A:
2,625 5.000%, 7/01/31, (AMT) 7/28 at 100.00 A1   2,821,271
2,000 5.000%, 7/01/35, (AMT) 7/28 at 100.00 A1   2,127,720
1,750 5.000%, 7/01/36, (AMT) 7/28 at 100.00 A1   1,849,418
Houston, Texas, Airport System Revenue Bonds, Refunding &
Subordinate Lien Series 2018C:
1,240 5.000%, 7/01/24, (AMT) No Opt. Call A1   1,255,723
1,665 5.000%, 7/01/32, (AMT) 7/28 at 100.00 AA   1,788,443
1,400 Kerrville Health Facilities Development Corporation, Texas, Revenue
Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%,
8/15/35
8/25 at 100.00 A   1,440,698

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 4,220 Lake Houston Redevelopment Authority, Texas, Tax Increment Contract
Revenue Bonds, Series 2021, 3.000%, 9/01/44
9/31 at 100.00 BBB-   $ 3,107,397
1,500 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds, Refunding Series 2021, 5.000%, 11/01/29, (AMT)
No Opt. Call A   1,638,420
Midtown Redevelopment Authority, Texas, Tax Increment Contract
Revenue, Refunding Series 2015:
500 5.000%, 1/01/24 No Opt. Call A   504,670
300 5.000%, 1/01/25 1/24 at 100.00 A   302,931
1,500 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31,
(AMT), 144A
5/23 at 104.00 BB-   1,465,710
Montgomery County Toll Road Authority, Texas, Toll Road Revenue
Bonds, Senior Lien Series 2018:
1,585 5.000%, 9/15/29 9/25 at 100.00 BBB-   1,620,948
1,060 5.000%, 9/15/31 9/25 at 100.00 BBB-   1,083,203
585 New Hope Cultural Education Facilities Finance Corporation, Texas,
Capital Improvement Revenue Bonds, CHF-Collegiate Housing
Denton, LLC - Texas Woman's University Housing Project, Series
2018A-1, 5.000%, 7/01/38 - AGM Insured
7/27 at 100.00 AA   601,924
New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties
LLC - Texas A&M University Project,  Series 2015A:
1,500 5.000%, 7/01/23 (4) No Opt. Call Caa2   1,275,000
750 5.000%, 7/01/30 (4) 7/25 at 100.00 Caa2   637,500
2,895 North East Regional Mobility Authority, Texas, Revenue Bonds,
Refunding Senior Lien Series 2016A, 5.000%, 1/01/29
1/26 at 100.00 A-   2,979,418
2,950 North East Regional Mobility Authority, Texas, Revenue Bonds,
Subordinate Lien Series 2016B, 5.000%, 1/01/36
1/26 at 100.00 BBB+   3,001,507
3,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier Capital Appreciation Series 2008I, 6.500%, 1/01/43, (Pre-
refunded 1/01/25)
1/25 at 100.00 AA-  (5) 3,165,480
320 Red River Health Facilities Development Corporation, Texas, Retirement
Facility Revenue Bonds, MRC Crossings Project, Series 2014A,
6.750%, 11/15/24, (ETM)
No Opt. Call N/R  (5) 328,394
5,455 San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding
Series 2017, 5.000%, 2/01/42
2/27 at 100.00 Aa2   5,684,819
1,000 San Antonio, Texas, Water System Revenue Bonds, Refunding Junior
Lien Series 2016C, 4.000%, 5/15/37
11/26 at 100.00 AA+   1,007,490
890 Southwest Higher Education Authority Inc, Texas, Revenue Bonds,
Southern Methodist University Project, Refunding Series 2017,
5.000%, 10/01/39
10/27 at 100.00 AA-   947,868
2,185 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series
2022D, 5.500%, 11/15/47
11/32 at 100.00 AA-   2,409,137
3,850 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckner Senior Living Ventana
Project, Series 2017A, 6.625%, 11/15/37
5/27 at 100.00 N/R   3,889,732
2,250 Tarrant County Hospital District, Texas, General Obligation Bonds,
Limited Tax Series 2023, 5.250%, 8/15/40
8/32 at 100.00 Aa1   2,578,973
Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2022B:
5,000 5.250%, 9/01/52 3/32 at 100.00 Aaa   5,271,550
5,995 6.000%, 3/01/53 3/32 at 104.76 Aaa   6,649,354

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 455 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC
Segments 3A & 3B Facility, Series 2013, 6.750%, 6/30/43, (AMT)
9/23 at 100.00 Baa2   $ 458,740
1,750 Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed
Lanes Project, Refunding  Series 2020A, 4.000%, 6/30/35
12/30 at 100.00 Baa2   1,746,343
3,335 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC
Segments 3A & 3B Facility, Series 2013, 7.000%, 12/31/38, (AMT)
9/23 at 100.00 Baa2   3,366,783
2,000 Texas State Technical College System, Financing System Revenue
Bonds, Improvement Series 2022A, 6.000%, 8/01/54 - AGM Insured
8/32 at 100.00 AA   2,316,480
1,200 Texas State, General Obligation Bonds, College Student Loan Series
2014, 6.000%, 8/01/25, (AMT)
8/24 at 100.00 AAA   1,238,364
Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding Second Tier Series 2015C:
1,140 5.000%, 8/15/29 8/24 at 100.00 A-   1,164,647
3,150 5.000%, 8/15/42 8/24 at 100.00 A-   3,184,114
400 Town of Lakewood Village, Texas, Lakewood Village Public
Improvement District Improvement District No. 1 Project, Special
Assessment Revenue Bonds, Series 2022, 5.250%, 9/15/42, 144A
9/32 at 100.00 N/R   385,376
1,185 Uptown Development Authority, Houston, Texas, Tax Increment
Contract Revenue Bonds, Infrastructure Improvement Facilities,
Refunding Series 2021, 3.000%, 9/01/38
9/31 at 100.00 Baa2   959,435
1,645 Uptown Development Authority, Houston, Texas, Tax Increment
Contract Revenue Bonds, Infrastructure Improvement Facilities, Series
2017A, 5.000%, 9/01/39
9/26 at 100.00 BBB   1,663,967
800 Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, Refunding Series 2015C, 6.500%, 8/15/28
8/24 at 100.00 Aaa   833,224
Total Texas 113,440,932
Utah - 4.0%
4,895 Canyons School District, Salt Lake County, Utah, General Obligation
Bonds, Series 2020, 4.000%, 6/15/31
6/30 at 100.00 Aaa   5,285,719
3,545 Herber Light and Power Company, Utah, Electric Revenue Bonds, Series
2023, 5.000%, 12/15/47 - BAM Insured
12/32 at 100.00 AA   3,821,439
2,855 Holladay, Utah, Sales Tax Revenue Bonds, Series 2022, 5.000%,
11/15/42
11/32 at 100.00 AA+   3,206,593
Intermountain Power Agency, Utah, Power Supply Revenue Bonds,
Series 2022A:
4,000 5.000%, 7/01/39 7/31 at 100.00 Aa3   4,492,000
5,000 5.000%, 7/01/40 7/31 at 100.00 Aa3   5,584,800
Lehi Local Building Authority, Utah, Lease Revenue Bonds, Series 2022:
4,490 5.250%, 6/15/47 6/32 at 100.00 AA+   4,938,866
4,060 5.500%, 6/15/49 6/32 at 100.00 AA+   4,542,815
1,255 Lehi, Utah, Sales Tax Revenue Bonds, Series 2018, 5.250%, 6/01/38 6/28 at 100.00 AA+   1,380,688
1,955 MIDA Military Installation Development Authority Golf and Equestrian
Center Public Infrastructure District, Utah, Limited Tax and Tax
Allocation Revenue Bonds, Series 2021, 4.500%, 6/01/51, 144A
12/26 at 103.00 N/R   1,500,873
1,875 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017A, 5.000%, 7/01/34, (AMT)
7/27 at 100.00 A   1,979,381
2,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018A, 5.000%, 7/01/30, (AMT)
7/28 at 100.00 A   2,149,920

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utah (continued)
$ 5,000 University of Utah, General Revenue Bonds, Green Series 2022B,
5.000%, 8/01/41
8/32 at 100.00 AA+   $ 5,647,750
Utah Charter School Finance Authority, Charter School Revenue Bonds,
Bridge Elementary Project, Series 2021A:
560 4.000%, 6/15/31 6/28 at 103.00 N/R   504,392
145 4.000%, 6/15/41 6/28 at 103.00 N/R   111,479
Utah Charter School Finance Authority, Charter School Revenue Bonds,
Utah Charter Academies Project, Series 2018:
500 5.000%, 10/15/29 10/27 at 100.00 AA   535,030
500 5.000%, 10/15/31 10/27 at 100.00 AA   533,195
700 Utah Infrastructure Agency, Telecommunications Revenue Bonds, Series
2019, 4.000%, 10/15/23
No Opt. Call BBB-   697,501
550 Utah Infrastructure Agency, Telecommunications Revenue Bonds, Series
2021, 4.000%, 10/15/27
No Opt. Call BBB-   543,818
1,190 Utah Telecommunication Open Infrastructure Agency, Utah, Revenue
Bonds, Refunding Sales Tax and Telecommunication Series 2022,
5.500%, 6/01/40
6/32 at 100.00 AA-   1,363,776
8,820 Wasatch County School District Local Building Authority, Utah, Lease
Revenue Bonds, Board of Education Series 2022, 5.500%, 6/01/47
6/32 at 100.00 Aa3   9,959,103
Total Utah 58,779,138
Vermont - 0.3%
Vermont Educational and Health Buildings Financing Agency, Revenue
Bonds, University of Vermont Medical Center Project, Green Series
2016B:
1,270 5.000%, 12/01/37 6/26 at 100.00 A+   1,319,340
1,500 5.000%, 12/01/38 6/26 at 100.00 A+   1,556,085
1,000 Vermont Student Assistance Corporation, Education Loan Revenue
Bonds, Senior Series 2016A, 5.000%, 6/15/23, (AMT)
No Opt. Call AAA   1,001,030
Total Vermont 3,876,455
Virginia - 1.5%
5,190 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Bond Anticipation Notes Series
2019, 5.000%, 11/01/23
No Opt. Call BBB   5,227,627
1,065 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/41 -
AGM Insured
7/26 at 100.00 AA   1,103,415
1,400 Fredericksburg Economic Development Authority, Virginia, Revenue
Bonds,Mary Washington Healthcare Obligated Group, Refunding
Series 2014, 5.000%, 6/15/33
6/24 at 100.00 A   1,425,536
3,000 Front Royal and Warren County Industrial Development Authority,
Virginia, Hospital Revenue Bonds, Valley Health System Obligated
Group, Series 2018, 4.000%, 1/01/50
1/25 at 103.00 A+   2,810,550
5,000 Norfolk Economic Development Authority, Virginia, Hospital Facility
Revenue Bonds, Sentara Healthcare Systems, Refunding Series
2018B, 4.000%, 11/01/48
11/28 at 100.00 AA   4,884,950
1,005 Norfolk Redevelopment and Housing Authority, Virginia, Revenue
Bonds, Fort Norfolk Retirement Community, Inc. - Harbor's Edge
Project, Refunding Series 2014, 5.375%, 1/01/35
1/25 at 100.00 N/R   943,132
475 Stafford County Economic Development Authority, Virginia, Hospital
Facilities Revenue Bonds, Mary Washington Healthcare Obligated
Group, Refunding Series 2016, 5.000%, 6/15/27
6/26 at 100.00 A   500,669

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
$ 815 Virginia College Building Authority, Educational Facilities Revenue
Bonds, Washington and Lee University, Series 2001, 5.750%, 1/01/34
No Opt. Call AA   $ 1,033,184
1,750 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/47, (AMT)
6/27 at 100.00 BBB   1,752,485
Virginia Small Business Financing Authority, Revenue Bonds, 95 Express
Lanes LLC Project, Refunding Senior Lien Series 2022:
500 5.000%, 1/01/38, (AMT) 1/32 at 100.00 BBB   518,710
300 5.000%, 6/30/38, (AMT) 12/32 at 100.00 Baa1   313,224
1,020 5.000%, 12/31/38, (AMT) 12/32 at 100.00 Baa1   1,064,962
810 5.000%, 6/30/39, (AMT) 12/32 at 100.00 Baa1   840,091
Total Virginia 22,418,535
Washington - 0.8%
Camas, Washington, Water and Sewer Revenue Bonds, Series 2019:
720 5.000%, 12/01/44 12/28 at 100.00 Aa3   776,988
1,255 5.000%, 12/01/47 12/28 at 100.00 Aa3   1,349,363
2,500 Grant County Public Hospital District 2, Washington, General Obligation
Bonds, Quincy Valley Medical Center, Series 2023, 5.000%, 12/01/38
12/32 at 100.00 Baa1   2,615,475
1,735 Grant County Public Utility District 2, Washington, Revenue Bonds,
Priest Rapids Hydroelectric Project, Refunding Series 2014B, 5.000%,
1/01/32, (Pre-refunded 7/01/24), (AMT)
7/24 at 100.00 AA  (5) 1,757,191
1,355 Lakewood Water District, Pierce County, Washington, Water Revenue
Bonds, 2019A, 5.000%, 12/01/44, (AMT)
12/28 at 100.00 AA   1,441,002
Washington Health Care Facilities Authority, Revenue Bonds, Virginia
Mason Medical Center, Series 2017:
675 5.000%, 8/15/25 No Opt. Call BBB+   692,408
700 4.000%, 8/15/42 8/27 at 100.00 BBB+   625,016
2,550 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%,
7/01/50, (Pre-refunded 7/01/25), 144A
7/25 at 100.00 N/R  (5) 2,743,290
Total Washington 12,000,733
West Virginia - 0.1%
250 West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West
Virginia United Health System Obligated Group, Refunding Series
2016A, 4.000%, 6/01/35
6/26 at 100.00 A   251,802
1,250 West Virginia Water Development Authority, Infrastructure Excess
Lottery Revenue Bonds, Chesapeake Bay/Greenbrier River Projects,
Series 2014A, 5.000%, 7/01/34
7/24 at 100.00 AAA   1,271,413
Total West Virginia 1,523,215
Wisconsin - 2.0%
5,585 Public Finance Authority of Wisconsin, Hospital Revenue Bonds,
Renown Regional Medical Center Project, Series 2020A, 4.000%,
6/01/45
6/30 at 100.00 A+   4,996,006
1,000 Public Finance Authority of Wisconsin, Project Revenue Bonds, CFP3 -
Eastern Michigan University Student Housing Project, Series 2022A-1,
5.250%, 7/01/36 - BAM Insured
7/32 at 100.00 AA   1,129,650
1,775 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 5.000%, 6/15/38, 144A
6/26 at 100.00 BBB-   1,783,875
1,875 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Bellin Memorial Hospital Incorporated Series 2022A, 5.500%,
12/01/52
12/32 at 100.00 A+   2,050,537

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 1,935 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Bellin Memorial Hospital Incorporated Series 2022B, 5.250%,
12/01/48
12/32 at 100.00 A+   $ 2,070,644
1,500 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47
2/27 at 100.00 BBB+   1,492,830
2,410 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic, Series 2016B, 5.000%, 2/15/34
2/26 at 100.00 BBB+   2,487,048
335 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Fort Healthcare, Series 2014, 5.000%, 5/01/25
5/24 at 100.00 A-   339,680
Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Franciscan Sisters of Christian Charity Sponsored
Ministry, Series 2017A:
1,840 5.000%, 9/01/28, (Pre-refunded 9/01/27) 9/27 at 100.00 N/R  (5) 2,011,856
700 5.000%, 9/01/29, (Pre-refunded 9/01/27) 9/27 at 100.00 N/R  (5) 765,380
5,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series
2017A, 5.000%, 4/01/35
4/27 at 100.00 AA   5,317,800
1,505 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Monroe Clinic Inc., Refunding Series 2016, 5.000%,
2/15/30, (Pre-refunded 8/15/25)
8/25 at 100.00 N/R  (5) 1,575,554
100 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A,
5.000%, 7/01/26
7/24 at 100.00 A   102,091
600 Wisconsin State, Clean Water Revenue Bonds, Refunding Series 2016-1,
5.000%, 6/01/29, (Pre-refunded 6/01/24)
6/24 at 100.00 N/R  (5) 611,778
1,665 Wisconsin State, General Obligation Unlimited, Series 2023-2, 5.000%,
5/01/38 (WI/DD, Settling 5/11/23)
No Opt. Call AA+   1,932,505
Total Wisconsin 28,667,234
Wyoming - 0.1%
1,000 Wyoming Municipal Power Agency, Power Supply System Revenue
Bonds, Refunding Series 2017A, 5.000%, 1/01/34, (Pre-refunded
1/01/27) - BAM Insured
1/27 at 100.00 N/R  (5) 1,079,030
Total Wyoming 1,079,030
Total Long-Term Investments (cost $1,426,319,269) 1,418,792,970
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  0.9%
X 13,555,000 MUNICIPAL BONDS - 0.9%
X 13,555,000
Arizona - 0.2%
$ 3,425 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Refunding Series 2008B, 3.930%, 7/01/34, (Mandatory Put
5/5/2023) (8)
4/23 at 100.00 AA $ 3,425,000
Total Arizona 3,425,000
Colorado - 0.1%
1,465 Colorado Springs, Colorado, Utilities System Revenue Bonds, Variable
Rate Demand Subordinate Lien Improvement Series 2006B, 3.820%,
11/01/36, (Mandatory Put 5/5/2023) (8)
4/23 at 100.00 AA+ 1,465,000
Total Colorado 1,465,000

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana - 0.3%
$ 5,000 Purdue University, Indiana, University Revenue Bonds, Student Facility
System Series 2004A, 3.780%, 7/01/33, (Mandatory Put 5/5/2023) (8)
4/23 at 100.00 Aaa $ 5,000,000
Total Indiana 5,000,000
Washington - 0.3%
3,665 King County, Washington, General Obligation Bonds, Payable from
Sewer Revenues, Refunding Multi-Modal Limited Tax Series 2019A,
3.750%, 1/01/46, (Mandatory Put 4/28/2023) (8)
4/23 at 100.00 AAA 3,665,000
Total Washington 3,665,000
Total Short-Term Investments (cost $13,555,000) 13,555,000
Total Investments (cost $ 1,439,874,269 ) - 97 .4% 1,432,347,970
Floating Rate Obligations - (0.1)% (1,840,000)
Other Assets & Liabilities, Net -  2.7% 39,509,868
Net Assets - 100% $ 1,470,017,838
Municipal Total Return
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,418,792,970 $ – $ 1,418,792,970
Short-Term Investments:
Municipal Bonds – 13,555,000 – 13,555,000
Total $ – $ 1,432,347,970 $ – $ 1,432,347,970
1
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

(7) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen Core Impact Bond Managed Accounts
Portfolio
Portfolio of Investments April 30, 2023
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 99.6%
X 4,835,265 CORPORATE BONDS - 54.3%
X 4,835,265
Banks - 6.3%
$ 200 ABN AMRO Bank NV, 144A 2.470% 12/13/29 A $ 170,758
200 Bank Hapoalim BM, 144A , Reg S 3.255% 1/21/32 BBB 166,606
250 BPCE SA, 144A 2.045% 10/19/27 A+ 220,954
Total Banks 558,318
Beverages - 2.1%
250 PepsiCo Inc 2.875% 10/15/49 A+ 191,573
Total Beverages 191,573
Chemicals - 4.1%
350 Air Products and Chemicals Inc 4.800% 3/03/33 A 364,891
Total Chemicals 364,891
Commercial Services & Supplies - 2.8%
100 Massachusetts Higher Education Assistance Corp 2.673% 7/01/31 Aa3 81,527
250 Rockefeller Foundation 2.492% 10/01/50 AAA 170,327
Total Commercial Services & Supplies 251,854
Diversified Consumer Services - 0.8%
100 Bush Foundation 2.754% 10/01/50 Aaa 69,297
Total Diversified Consumer Services 69,297
Diversified Reits - 1.1%
125 HAT Holdings I LLC / HAT Holdings II LLC, 144A 3.750% 9/15/30 Baa3 98,251
Total Diversified Reits 98,251
Diversified Telecommunication Services - 2.0%
250 Verizon Communications Inc 2.850% 9/03/41 A- 181,160
Total Diversified Telecommunication Services 181,160
Electric Utilities - 15.8%
200 Duke Energy Progress LLC 4.000% 4/01/52 Aa3 168,942
250 MidAmerican Energy Co 3.150% 4/15/50 Aa2 186,555
125 PacifiCorp 5.350% 12/01/53 A+ 130,139
120 PacifiCorp 2.900% 6/15/52 A+ 83,686
100 Public Service Electric and Gas Co 5.125% 3/15/53 A1 103,482
200 Southern California Edison Co 3.650% 6/01/51 A2 155,292
200 Southwestern Electric Power Co 3.250% 11/01/51 A- 139,090
250 Southwestern Public Service Co 3.750% 6/15/49 A 198,162
150 Southwestern Public Service Co 3.150% 5/01/50 A 108,658
130 Topaz Solar Farms LLC, 144A 5.750% 9/30/39 BB+ 127,932
Total Electric Utilities 1,401,938
Financial Services - 2.7%
250 WLB Asset II B Pte Ltd, 144A 3.950% 12/10/24 N/R 236,359
Total Financial Services 236,359
Hotel & Resort Reits - 1.8%
200 Host Hotels & Resorts LP 2.900% 12/15/31 BBB- 158,360
Total Hotel & Resort Reits 158,360

Nuveen Core Impact Bond Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Hotels, Restaurants & Leisure - 2.0%
$ 200 Starbucks Corp 4.450% 8/15/49 BBB+ $ 180,845
Total Hotels, Restaurants & Leisure 180,845
Independent Power and Renewable Electricity Producers - 5.4%
200 Atlantica Sustainable Infrastructure PLC, 144A (4) 4.125% 6/15/28 BB+ 182,500
195 Sweihan PV Power Co PJSC2022 1, 144A 3.625% 1/31/49 BBB+ 161,371
181 UEP Penonome II SA2020 1, 144A 6.500% 10/01/38 BB 134,319
Total Independent Power and Renewable Electricity Producers 478,190
Oil, Gas & Consumable Fuels - 0.8%
100 TotalEnergies Capital International SA 3.127% 5/29/50 A+ 74,765
Total Oil, Gas & Consumable Fuels 74,765
Retail Reits - 2.2%
200 Regency Centers LP 3.750% 6/15/24 BBB+ 195,558
Total Retail Reits 195,558
Semiconductors & Semiconductor Equipment - 4.4%
250 NXP BV / NXP Funding LLC / NXP USA Inc 3.400% 5/01/30 BBB 224,736
225 SK Hynix Inc, 144A 2.375% 1/19/31 Baa2 169,170
Total Semiconductors & Semiconductor Equipment 393,906
Total Corporate Bonds (cost $5,878,231) 4,835,265
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 2,567,954.00 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 28.9%
X 2,567,954
1 Banc of America Mortgage 2004-K Trust, 2004 K 3.928% 12/25/34 N/R $ 1,468
250 BFLD Trust 2020-EYP, (1-Month LIBOR reference rate +
2.100% spread), 2020 EYP, 144A(5)
7.048% 10/15/35 A- 202,294
250 Century Plaza Towers 2019-CPT, 2019 CPT, 144A 3.097% 11/13/39 N/R 159,999
100 DBUBS 2017-BRBK Mortgage Trust, 2017 BRBK, 144A 3.452% 10/10/34 AAA 90,967
48 Fannie Mae Pool, FN MA4732 4.000% 9/01/52 N/R 46,261
4 Fannie Mae Pool, FN CA6414 3.000% 7/01/50 N/R 4,124
7 Fannie Mae Pool, FN MA4709 5.000% 7/01/52 N/R 6,502
70 Fannie Mae Pool, FN MA4733 4.500% 9/01/52 N/R 68,540
24 Fannie Mae Pool, FN MA4785 5.000% 10/01/52 N/R 23,891
2 Fannie Mae Pool, FN BU8837 5.000% 5/01/52 N/R 2,493
1 Fannie Mae Pool, FN CB3149 2.000% 3/01/52 N/R 782
2 Fannie Mae Pool, FN MA4731, 2022 1 3.500% 9/01/52 N/R 1,815
25 Fannie Mae Pool, FN MA4644, 2022 1 4.000% 5/01/52 N/R 24,238
3 Fannie Mae Pool, FN BT0267 3.000% 9/01/51 N/R 2,390
2 Fannie Mae Pool, FN FS1535 3.000% 4/01/52 N/R 1,687
5 Fannie Mae Pool, FN MA4570 2.000% 3/01/42 N/R 3,981
8 Fannie Mae Pool, FN MA4518 3.000% 1/01/37 N/R 7,209
7 Freddie Mac Gold Pool, FG G08760 3.000% 4/01/47 N/R 6,385
138 Freddie Mac Multifamily Structured Pass Through
Certificates, 2020 Q014
1.555% 1/25/36 N/R 114,288
4 Freddie Mac Pool, FR QD1349 3.500% 11/01/51 Aaa 4,105
10 Freddie Mac Pool, FR SD0998, 2023 1 2.500% 4/01/52 N/R 9,007
3 Ginnie Mae II Pool, G2 BY0339 3.500% 8/20/50 N/R 2,433
3 Ginnie Mae II Pool, G2 BX3681 3.000% 8/20/50 N/R 2,595
19 Ginnie Mae II Pool, G2 BY0325 2.500% 10/20/50 N/R 16,383
6 Ginnie Mae II Pool, G2 BX3680 3.000% 8/20/50 N/R 5,456
5 Ginnie Mae II Pool, G2 BX3679 3.000% 8/20/50 N/R 4,414
1 Ginnie Mae II Pool, G2 BY0330 3.000% 10/20/50 N/R 616
1 Ginnie Mae II Pool, G2 BY0331 3.000% 10/20/50 N/R 858
2 Ginnie Mae II Pool, G2 BY0340 3.500% 8/20/50 N/R 2,338
3 Ginnie Mae II Pool, G2 BY0338 3.500% 8/20/50 N/R 2,705
25 Ginnie Mae II Pool, G2 MA8489 4.500% 12/20/52 N/R 24,306

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X2,567,954.00 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 29 Ginnie Mae II Pool, G2 MA8268 4.500% 9/20/52 N/R $ 28,888
29 Ginnie Mae II Pool, G2 MA8269 5.000% 9/20/52 N/R 29,279
31 Ginnie Mae II Pool, G2 MA8043 3.000% 5/20/52 N/R 28,689
56 Ginnie Mae II Pool, G2 MA8149 3.500% 7/20/52 N/R 52,780
54 Ginnie Mae II Pool, G2 MA7589 2.500% 9/20/51 N/R 47,361
54 Ginnie Mae II Pool, G2 MA8267 4.000% 9/20/52 N/R 51,987
79 GoodLeap Sustainable Home Solutions Trust 2021-3,
2021 3CS, 144A
2.100% 5/20/48 N/R 62,508
135 GoodLeap Sustainable Home Solutions Trust 2021-4,
2021 4GS, 144A
2.360% 7/20/48 BBB 94,679
235 Hudson Yards 2019-30HY Mortgage Trust, 2019 30HY,
144A
3.228% 7/10/39 AAA 206,108
149 Loanpal Solar Loan 2021-2 Ltd, 2021 2GS, 144A 2.220% 3/20/48 N/R 110,326
138 Mosaic Solar Loan Trust 2020-2, 2020 2A, 144A 1.440% 8/20/46 N/R 116,690
154 Mosaic Solar Loan Trust 2021-3, 2021 3A, 144A 1.920% 6/20/52 N/R 110,601
250 Natixis Commercial Mortgage Securities Trust 2019-
MILE, (1-Month LIBOR reference rate + 1.579% spread),
2019 MILE, 144A(5)
5.915% 7/15/36 N/R 233,763
150 One Market Plaza Trust 2017-1MKT, 2017 1MKT, 144A 3.845% 2/10/32 AA- 136,770
58 Vivint Solar Financing V LLC, 2018 1A, 144A 7.370% 4/30/48 N/R 53,352
223 Vivint Solar Financing VII LLC, 2020 1A, 144A 2.210% 7/31/51 N/R 176,124
200 VNDO Trust 2016-350P, 2016 350P, 144A 4.033% 1/10/35 AA- 183,519
Total Asset-Backed and Mortgage-Backed Securities (cost $3,066,573) 2,567,954
Principal
Amount (000) Description (1)
Optional Call
Provisions (3) Ratings (2) Value
X 988,841 MUNICIPAL BONDS - 11.1%
X 988,841
Alaska - 1.8%
$ 150 Port Lions, Alaska, Revenue Bonds, Kodiak Area Native Association
Project, Taxable Series 2022, 7.500%, 10/01/52
10/32 at 100.00 A+   $ 158,727
Total Alaska 158,727
California - 5.3%
200 City & County of San Francisco CA, 2.684%, 6/15/40 6/31 at 100.00 AAA   146,352
200 Los Angeles Department of Airports, California, Customer Facility
Charge Revenue Bonds, Los Angeles International Airport,
Consolidated Rental Car Facility Project, Taxable Green Series 2022A,
4.242%, 5/15/48 - AGM Insured
5/32 at 100.00 AA   183,070
185 San Francisco City and County Public Utilities Commission, California,
Power Revenue Bonds, Taxable Refunding Series 2020E, 2.825%,
11/01/41
11/30 at 100.00 Aa2   144,185
Total California 473,607
Massachusetts - 1.7%
170 Massachusetts Clean Energy Cooperative Corp, 2.020%, 7/01/28 No Opt. Call AA-   151,202
Total Massachusetts 151,202
Michigan - 2.3%
250 Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue
Bonds, Taxable Refunding Senior Lien Series 2020A, 3.056%, 7/01/39
No Opt. Call AA-   205,305
Total Michigan 205,305
Total Municipal Bonds (cost $1,108,291) 988,841

Nuveen Core Impact Bond Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) (6) Description (1) Coupon Maturity Ratings (2) Value
X 337,053 EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS - 3.8%
X 337,053
Canada - 2.7%
$ 250 OMERS Finance Trust , 144A 3.500% 4/19/32 AAA $ 235,466
Total Canada 235,466
Supranational - 1.1%
100 European Investment Bank 3.750% 2/14/33 AAA 101,587
Total Supranational 101,587
Total Emerging Market Debt And Foreign Corporate Bonds (cost $331,979) 337,053
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 132,020 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.5%
X 132,020
$ 82 United States Treasury Note/Bond 3.625% 3/31/28 Aaa $ 82,442
50 United States Treasury Note/Bond 3.625% 2/15/53 Aaa 49,578
Total U.S. Government and Agency Obligations (cost $132,018) 132,020
Total Long-Term Investments (cost $10,517,092) 8,861,133
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   2.1%
X 190,693 MONEY MARKET FUNDS - 2.1%
X 190,693
190,693 State Street Navigator Securities Lending Government
Money Market Portfolio (7)
4.840%(8) $ 190,693
Total Investments Purchased with Collateral from Securities Lending (cost $190,693) 190,693
Total Investments (cost $ 10,707,785 ) - 101 .7% $ 9,051,826
Other Assets & Liabilities, Net -  (1.7)% (155,415)
Net Assets - 100% $ 8,896,411

Core Impact Bond
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 4,835,265 $ – $ 4,835,265
Asset-Backed and Mortgage-Backed Securities – 2,567,954 – 2,567,954
Municipal Bonds – 988,841 – 988,841
Emerging Market Debt And Foreign Corporate Bonds – 337,053 – 337,053
U.S. Government and Agency Obligations – 132,020 – 132,020
Investments Purchased with Collateral from Securities
Lending 190,693 – – 190,693
Total $ 190,693 $ 8,861,133 $ – $ 9,051,826
1
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(4) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $182,500.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(7) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(8) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust

Nuveen Emerging Markets Debt Managed
Accounts Portfolio
Portfolio of Investments April 30, 2023
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 98.6%
X 14,237,135 SOVEREIGN DEBT - 52.3%
X 14,237,135
Angola - 0.9%
$ 300 Angolan Government International Bond, 144A 8.750% 4/14/32 B- $ 247,926
Total Angola 247,926
Bermuda - 0.9%
300 Bermuda Government International Bond, 144A 2.375% 8/20/30 A2 257,700
Total Bermuda 257,700
Brazil - 0.7%
200 Brazilian Government International Bond 3.875% 6/12/30 BB- 178,664
Total Brazil 178,664
Chile - 1.7%
550 Chile Government International Bond 2.550% 7/27/33 A- 460,312
Total Chile 460,312
Colombia - 2.0%
200 Colombia Government International Bond 7.500% 2/02/34 BB+ 191,590
200 Colombia Government International Bond 8.000% 4/20/33 BB+ 199,461
200 Colombia Government International Bond 3.000% 1/30/30 BB+ 153,491
Total Colombia 544,542
Costa Rica - 0.7%
200 Costa Rica Government International Bond, 144A 6.125% 2/19/31 B2 201,013
Total Costa Rica 201,013
Cote d'Ivoire - 0.6%
179 Ivory Coast Government International Bond, 144A 5.750% 12/31/32 BB- 164,757
Total Cote d'Ivoire 164,757
Dominican Republic - 1.0%
300 Dominican Republic International Bond, 144A 5.500% 2/22/29 Ba3 285,469
Total Dominican Republic 285,469
Ecuador - 0.6%
300 Ecuador Government International Bond, 144A 5.000% 7/31/30 B- 158,267
Total Ecuador 158,267
Egypt - 0.6%
250 Egypt Government International Bond, 144A 7.600% 3/01/29 B 152,615
Total Egypt 152,615
Hungary - 2.2%
200 Hungary Government International Bond, 144A 5.250% 6/16/29 BBB- 197,802
200 Hungary Government International Bond, 144A 6.250% 9/22/32 BBB- 207,250
200 Magyar Export-Import Bank Zrt, 144A, (WI/DD, Settling
5/04/23)
6.125% 12/04/27 N/R 201,000
Total Hungary 606,052
India - 0.7%
200 Export-Import Bank of India, 144A 3.250% 1/15/30 BBB- 178,626
Total India 178,626
Indonesia - 3.2%
550 Indonesia Government International Bond 3.500% 1/11/28 BBB 530,275
350 Indonesia Government International Bond 4.650% 9/20/32 BBB 350,691
Total Indonesia 880,966

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Israel - 1.0%
$ 300 Israel Government International Bond 2.750% 7/03/30 A1 $ 270,455
Total Israel 270,455
Jordan - 0.7%
200 Jordan Government International Bond, 144A 7.500% 1/13/29 B+ 199,964
Total Jordan 199,964
Kenya - 0.6%
225 Republic of Kenya Government International Bond, 144A 8.000% 5/22/32 B 168,311
Total Kenya 168,311
Mexico - 3.8%
200 Mexico Government International Bond 6.338% 5/04/53 BBB- 206,211
250 Mexico Government International Bond 4.280% 8/14/41 BBB- 208,744
700 Mexico Government International Bond 3.500% 2/12/34 BBB- 601,181
Total Mexico 1,016,136
Morocco - 0.9%
300 Morocco Government International Bond, 144A 3.000% 12/15/32 BB+ 242,262
Total Morocco 242,262
Oman - 0.9%
250 Oman Government International Bond, 144A 6.250% 1/25/31 Ba3 258,478
Total Oman 258,478
Panama - 3.0%
200 Panama Government International Bond 6.853% 3/28/54 BBB- 208,754
700 Panama Government International Bond 3.298% 1/19/33 BBB- 590,817
Total Panama 799,571
Peru - 2.7%
250 Fondo MIVIVIENDA SA, 144A 4.625% 4/12/27 BBB 239,375
575 Peruvian Government International Bond 2.783% 1/23/31 BBB 497,995
Total Peru 737,370
Philippines - 2.7%
200 Philippine Government International Bond 4.625% 7/17/28 Baa2 202,234
675 Philippine Government International Bond 1.950% 1/06/32 Baa2 557,488
Total Philippines 759,722
Poland - 2.2%
200 Republic of Poland Government International Bond 5.500% 11/16/27 A- 209,400
250 Republic of Poland Government International Bond 3.250% 4/06/26 A- 243,684
140 Republic of Poland Government International Bond 5.500% 4/04/53 A- 144,921
Total Poland 598,005
Qatar - 1.1%
300 Qatar Government International Bond, 144A 3.750% 4/16/30 Aa3 296,510
Total Qatar 296,510
Republic of Serbia - 0.7%
250 Serbia International Bond, 144A 2.125% 12/01/30 Ba2 194,450
Total Republic of Serbia 194,450
Romania - 2.0%
200 Romanian Government International Bond, 144A 7.125% 1/17/33 BBB- 213,790
326 Romanian Government International Bond, 144A 5.250% 11/25/27 BBB- 322,381
Total Romania 536,171

Nuveen Emerging Markets Debt Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Saudi Arabia - 3.6%
$ 250 Saudi Government International Bond, 144A 4.500% 10/26/46 A1 $ 224,084
325 Saudi Government International Bond, 144A 2.250% 2/02/33 A1 270,160
500 Saudi Government International Bond, 144A 3.625% 3/04/28 A1 485,300
Total Saudi Arabia 979,544
South Africa - 2.3%
250 Republic of South Africa Government International Bond 4.300% 10/12/28 BB- 224,192
275 Republic of South Africa Government International Bond 5.875% 4/20/32 BB- 249,425
225 Republic of South Africa Government International Bond 5.375% 7/24/44 BB- 163,337
Total South Africa 636,954
South Korea - 0.8%
300 Export-Import Bank of Korea 2.500% 6/29/41 AA- 225,241
Total South Korea 225,241
Supranational - 1.2%
400 Banque Ouest Africaine de Developpement, 144A 4.700% 10/22/31 BBB 326,720
Total Supranational 326,720
Turkey - 0.7%
200 Turkey Government International Bond(3) 6.000% 3/25/27 B3 183,670
Total Turkey 183,670
United Arab Emirates - 2.7%
425 Abu Dhabi Government International Bond, 144A 3.125% 9/30/49 AA 320,123
425 Abu Dhabi Government International Bond, 144A 3.125% 5/03/26 AA 411,995
Total United Arab Emirates 732,118
Uruguay - 2.1%
550 Uruguay Government International Bond 4.375% 1/23/31 BBB- 554,511
Total Uruguay 554,511
Uzbekistan - 0.8%
250 Republic of Uzbekistan International Bond, 144A 3.700% 11/25/30 BB- 204,063
Total Uzbekistan 204,063
Total Sovereign Debt (cost $13,522,276) 14,237,135
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 12,128,228 CORPORATE BONDS - 44.5%
X 12,128,228
Australia - 0.7%
$ 200 AngloGold Ashanti Holdings PLC 3.375% 11/01/28 BB+ $ 180,579
Total Australia 180,579
Brazil - 3.1%
200 Arcos Dorados BV, 144A 6.125% 5/27/29 Ba2 190,628
200 Banco BTG Pactual SA/Cayman Islands, 144A 2.750% 1/11/26 BB- 182,100
100 Brazil Minas SPE via State of Minas Gerais, 144A2013 1 5.333% 2/15/28 BB- 98,375
225 Rumo Luxembourg Sarl, 144A 4.200% 1/18/32 Ba2 181,904
200 Suzano Austria GmbH 2.500% 9/15/28 BBB- 168,078
Total Brazil 821,085
Chile - 4.5%
200 Antofagasta PLC, 144A 5.625% 5/13/32 BBB 200,280
200 Banco del Estado de Chile, 144A 2.704% 1/09/25 A 191,343
200 Cia Cervecerias Unidas SA, 144A 3.350% 1/19/32 BBB 172,500
200 Corp Nacional del Cobre de Chile, 144A 3.000% 9/30/29 A3 179,756
200 Corp Nacional del Cobre de Chile, 144A 3.700% 1/30/50 A3 150,410

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Chile (continued)
$ 200 Empresa Nacional del Petroleo, 144A, (WI/DD, Settling
5/10/23)
6.150% 5/10/33 BB+ $ 199,250
200 Inversiones CMPC SA, 144A 3.000% 4/06/31 Baa3 167,582
Total Chile 1,261,121
China - 1.3%
200 Lenovo Group Ltd, 144A 3.421% 11/02/30 BBB- 168,643
225 Prosus NV, 144A 4.193% 1/19/32 Baa3 191,140
Total China 359,783
Colombia - 1.4%
200 Bancolombia SA 3.000% 1/29/25 BB+ 189,000
200 Ecopetrol SA 5.375% 6/26/26 BB+ 189,450
Total Colombia 378,450
Costa Rica - 0.7%
200 Instituto Costarricense de Electricidad, 144A 6.750% 10/07/31 B1 192,500
Total Costa Rica 192,500
Dominican Republic - 0.7%
200 AES Espana BV, 144A 5.700% 5/04/28 BB- 181,000
Total Dominican Republic 181,000
Guatemala - 0.6%
200 Millicom International Cellular SA, 144A 4.500% 4/27/31 Ba2 154,821
Total Guatemala 154,821
Hong Kong - 0.7%
200 AIA Group Ltd, 144A 3.600% 4/09/29 A+ 189,584
Total Hong Kong 189,584
India - 3.5%
225 Bharti Airtel Ltd, 144A 3.250% 6/03/31 BBB- 196,009
188 Greenko Dutch BV 3.850% 3/29/26 Ba2 169,200
200 ICICI Bank Ltd/Dubai, 144A 3.800% 12/14/27 BBB- 189,236
250 Indian Railway Finance Corp Ltd, 144A 3.249% 2/13/30 BBB- 220,345
200 REC Ltd 4.625% 3/22/28 Baa3 192,342
Total India 967,132
Indonesia - 4.3%
200 Bank Mandiri Persero Tbk PT 3.750% 4/11/24 BBB- 197,192
200 Freeport Indonesia PT, 144A 4.763% 4/14/27 Baa3 197,051
200 Indonesia Asahan Aluminium PT / Mineral Industri
Indonesia Persero PT, 144A
6.530% 11/15/28 BBB- 211,582
200 Pertamina Persero PT, 144A 3.650% 7/30/29 Baa2 186,841
200 Pertamina Persero PT, 144A 6.500% 5/27/41 BBB 207,211
200 Perusahaan Perseroan Persero PT Perusahaan Listrik
Negara, 144A
5.450% 5/21/28 Baa2 204,316
Total Indonesia 1,204,193
Israel - 2.1%
200 Bank Leumi Le-Israel BM, 144A 5.125% 7/27/27 A 198,070
225 Energean Israel Finance Ltd, 144A 5.375% 3/30/28 BB- 201,160
200 Israel Electric Corp Ltd, 144A 3.750% 2/22/32 BBB+ 175,922
Total Israel 575,152

Nuveen Emerging Markets Debt Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Kazakhstan - 1.5%
$ 200 Development Bank of Kazakhstan JSC, 144A 5.750% 5/12/25 Baa2 $ 201,168
250 QazaqGaz NC JSC, 144A 4.375% 9/26/27 BBB- 232,320
Total Kazakhstan 433,488
Kuwait - 0.7%
200 NBK SPC Ltd, 144A 1.625% 9/15/27 A1 179,082
Total Kuwait 179,082
Malaysia - 2.1%
225 MISC Capital Two Labuan Ltd, 144A 3.750% 4/06/27 BBB 213,230
200 Petronas Capital Ltd, 144A 4.800% 4/21/60 A- 193,143
200 Petronas Capital Ltd, 144A 2.480% 1/28/32 A- 171,152
Total Malaysia 577,525
Mexico - 6.5%
200 Alpek SAB de CV, 144A 3.250% 2/25/31 BBB- 162,994
200 Banco Santander Mexico SA Institucion de Banca
Multiple Grupo Financiero Santand, 144A
5.375% 4/17/25 Baa1 199,684
200 Becle SAB de CV, 144A 2.500% 10/14/31 BBB 163,700
200 Cemex SAB de CV, 144A 9.125% 12/30/49 B+ 198,600
200 Comision Federal de Electricidad, 144A 4.688% 5/15/29 BBB- 180,500
300 Mexico City Airport Trust, 144A 5.500% 10/31/46 Baa3 233,556
200 Orbia Advance Corp SAB de CV, 144A 1.875% 5/11/26 BBB- 181,070
150 Petroleos Mexicanos 4.500% 1/23/26 B1 136,678
100 Petroleos Mexicanos 5.350% 2/12/28 B1 83,056
225 Sigma Alimentos SA de CV, 144A 4.125% 5/02/26 BBB- 216,563
Total Mexico 1,756,401
Morocco - 0.7%
225 OCP SA, 144A 3.750% 6/23/31 BB+ 187,931
Total Morocco 187,931
Oman - 0.8%
225 OQ SAOC, 144A 5.125% 5/06/28 BB 215,554
Total Oman 215,554
Peru - 0.5%
200 Petroleos del Peru SA, 144A 5.625% 6/19/47 BB 126,877
Total Peru 126,877
Qatar - 1.4%
250 QatarEnergy, 144A 3.300% 7/12/51 Aa3 188,050
200 QNB Finance Ltd 2.750% 2/12/27 A 185,774
Total Qatar 373,824
Saudi Arabia - 0.8%
250 Saudi Arabian Oil Co, 144A 2.250% 11/24/30 A1 213,263
Total Saudi Arabia 213,263
South Africa - 1.5%
200 Sasol Financing USA LLC 5.500% 3/18/31 Ba2 165,594
250 Transnet SOC Ltd, 144A 8.250% 2/06/28 BB- 247,400
Total South Africa 412,994
Thailand - 0.8%
250 PTTEP Treasury Center Co Ltd, 144A 2.993% 1/15/30 Baa1 225,713
Total Thailand 225,713

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Turkey - 0.7%
$ 200 Turkiye Sise ve Cam Fabrikalari AS, 144A 6.950% 3/14/26 B3 $ 194,016
Total Turkey 194,016
United Arab Emirates - 2.9%
250 Abu Dhabi Crude Oil Pipeline LLC, 144A 4.600% 11/02/47 AA 235,610
200 DAE Funding LLC, 144A 3.375% 3/20/28 Baa3 182,856
200 DP World Ltd/United Arab Emirates, 144A 5.625% 9/25/48 BBB- 194,001
178 Galaxy Pipeline Assets Bidco Ltd, 144A 2.160% 3/31/34 Aa2 153,693
Total United Arab Emirates 766,160
Total Corporate Bonds (cost $11,549,903) 12,128,228
Principal
Amount (000) Description (1),(4) Coupon Maturity Ratings (2) Value
X 337,045 CONTINGENT CAPITAL SECURITIES - 1.2%
X 337,045
Israel - 1.2%
$ 200 Bank Hapoalim BM, 144A 3.255% 1/21/32 BBB $ 166,606
200 Mizrahi Tefahot Bank Ltd, 144A 3.077% 4/07/31 BBB- 170,439
Total Israel 337,045
Total Contingent Capital Securities (cost $346,017) 337,045
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 169,250 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 0.6%
X 169,250
Mexico - 0.6%
$ 200 Banco Nacional de Comercio Exterior SNC/Cayman
Islands, 144A
2.720% 8/11/31 BB $ 169,250
Total Mexico 169,250
Total $1,000 Par (or similar) Institutional Preferred (cost $170,222) 169,250
Total Long-Term Investments (cost $25,588,418) 26,871,658
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.7%
X 188,331 MONEY MARKET FUNDS - 0.7%
X 188,331
188,331 State Street Navigator Securities Lending Government
Money Market Portfolio (5)
4.840%(6) $ 188,331
Total Investments Purchased with Collateral from Securities Lending (cost $188,331) 188,331
Total Investments (cost $25,776,749 ) - 99.3% $ 27,059,989
Other Assets & Liabilities, Net -  0.7% 190,861
Net Assets - 100% $ 27,250,850

Nuveen Emerging Markets Debt Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Emerging Markets Debt
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Sovereign Debt $ – $ 14,237,135 $ – $ 14,237,135
Corporate Bonds – 12,128,228 – 12,128,228
Contingent Capital Securities – 337,045 – 337,045
$1,000 Par (or similar) Institutional Preferred – 169,250 – 169,250
Investments Purchased with Collateral from Securities
Lending 188,331 – – 188,331
Total $ 188,331 $ 26,871,658 $ – $ 27,059,989
1
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $183,670.
(4) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(5) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(6) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen High Yield Managed Accounts Portfolio
Portfolio of Investments April 30, 2023
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 98.0%
X 15,606,403 CORPORATE BONDS - 98.0%
X 15,606,403
Aerospace & Defense - 1.3%
$ 95 Maxar Technologies Inc, 144A 7.750% 6/15/27 B2 $ 100,675
110 TransDigm Inc 7.500% 3/15/27 B- 110,549
Total Aerospace & Defense 211,224
Air Freight & Logistics - 0.7%
115 Cargo Aircraft Management Inc, 144A 4.750% 2/01/28 BB 103,181
Total Air Freight & Logistics 103,181
Automobile Components - 2.9%
105 Clarios Global LP / Clarios US Finance Co, (WI/DD,
Settling 5/04/23), 144A
6.750% 5/15/28 B+ 105,406
115 Dana Inc 4.500% 2/15/32 B1 91,971
125 Goodyear Tire & Rubber Co/The (3) 5.000% 7/15/29 BB- 110,495
150 ZF North America Capital Inc, 144A 6.875% 4/14/28 BB+ 154,378
Total Automobile Components 462,250
Automobiles - 2.6%
440 Ford Motor Credit Co LLC 4.950% 5/28/27 Ba2 416,105
Total Automobiles 416,105
Beverages - 1.2%
170 Primo Water Holdings Inc, 144A 4.375% 4/30/29 B 149,927
50 Triton Water Holdings Inc, 144A (3) 6.250% 4/01/29 Caa2 42,000
Total Beverages 191,927
Broadline Retail - 0.7%
100 Kohl's Corp 4.625% 5/01/31 Ba3 68,196
50 Macy's Retail Holdings LLC, 144A (3) 5.875% 4/01/29 Ba2 45,801
Total Broadline Retail 113,997
Capital Markets - 2.9%
130 Compass Group Diversified Holdings LLC, 144A 5.250% 4/15/29 B+ 117,013
165 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.250% 5/15/27 Ba3 155,490
115 LPL Holdings Inc, 144A 4.625% 11/15/27 BBB- 108,616
80 NFP Corp, 144A 4.875% 8/15/28 N/R 72,819
Total Capital Markets 453,938
Chemicals - 5.5%
80 ASP Unifrax Holdings Inc, 144A 5.250% 9/30/28 B- 65,922
130 Avient Corp, 144A 7.125% 8/01/30 BB- 132,861
25 Calumet Specialty Products Partners LP / Calumet
Finance Corp, 144A
11.000% 4/15/25 Caa1 25,676
200 Celanese US Holdings LLC 6.050% 3/15/25 BBB- 200,755
115 EverArc Escrow Sarl, 144A 5.000% 10/30/29 B2 97,913
100 NOVA Chemicals Corp, 144A 4.875% 6/01/24 Ba3 98,411
65 Olin Corp 5.125% 9/15/27 BB+ 62,888
115 Trinseo Materials Operating SCA / Trinseo Materials
Finance Inc, 144A
5.375% 9/01/25 B- 96,384
115 Tronox Inc, 144A 4.625% 3/15/29 B1 95,462
Total Chemicals 876,272

Nuveen High Yield Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Commercial Services & Supplies - 4.6%
$ 130 ADT Security Corp/The, 144A 4.125% 8/01/29 BB- $ 112,938
115 Allied Universal Holdco LLC / Allied Universal Finance
Corp, 144A
6.625% 7/15/26 B 110,854
115 Garda World Security Corp, 144A 4.625% 2/15/27 B 105,637
140 GFL Environmental Inc, 144A 3.500% 9/01/28 BB- 127,240
120 Prime Security Services Borrower LLC / Prime Finance
Inc, 144A
6.250% 1/15/28 B- 112,384
95 Prime Security Services Borrower LLC / Prime Finance
Inc, 144A
3.375% 8/31/27 BB- 84,896
60 Prime Security Services Borrower LLC / Prime Finance
Inc, 144A
5.750% 4/15/26 BB- 59,548
15 Ritchie Bros Auctioneers Inc, 144A 6.750% 3/15/28 Ba2 15,525
Total Commercial Services & Supplies 729,022
Communications Equipment - 0.6%
100 Viasat Inc, 144A 5.625% 9/15/25 Caa1 95,500
Total Communications Equipment 95,500
Construction & Engineering - 0.2%
35 Standard Industries Inc/NJ, 144A 5.000% 2/15/27 B1 33,467
Total Construction & Engineering 33,467
Construction Materials - 0.8%
130 Gates Global LLC / Gates Corp, 144A 6.250% 1/15/26 B3 128,700
Total Construction Materials 128,700
Consumer Finance - 2.8%
100 Ally Financial Inc 7.100% 11/15/27 BBB- 103,275
90 Navient Corp 6.750% 6/25/25 B+ 88,494
90 Navient Corp 4.875% 3/15/28 B+ 77,399
210 OneMain Finance Corp 3.500% 1/15/27 BB 179,365
Total Consumer Finance 448,533
Consumer Staples Distribution & Retail - 1.6%
110 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
3.500% 3/15/29 Ba3 97,459
50 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
6.500% 2/15/28 Ba3 50,625
115 Performance Food Group Inc, 144A (3) 4.250% 8/01/29 B2 104,691
Total Consumer Staples Distribution & Retail 252,775
Containers & Packaging - 2.5%
95 Ball Corp 6.875% 3/15/28 BB+ 98,785
115 LABL Inc, 144A 6.750% 7/15/26 B- 113,940
55 Mauser Packaging Solutions Holding Co, 144A 7.875% 8/15/26 B 55,788
115 Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen
Group Issuer LLC, 144A
4.375% 9/30/28 B+ 101,270
20 Sealed Air Corp, 144A 6.125% 2/01/28 Ba2 20,294
Total Containers & Packaging 390,077
Diversified Telecommunication Services - 0.6%
105 Frontier Communications Holdings LLC, 144A 5.875% 10/15/27 B3 96,651
Total Diversified Telecommunication Services 96,651
Electric Utilities - 1.5%
235 Talen Energy Supply LLC, (WI/DD, Settling 5/12/23) % 0 235,000
Total Electric Utilities 235,000

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Electrical Equipment - 0.5%
$ 25 Regal Rexnord Corp, 144A 6.300% 2/15/30 BB+ $ 25,470
25 Regal Rexnord Corp, 144A 6.050% 4/15/28 BB+ 25,237
10 Regal Rexnord Corp, 144A 6.400% 4/15/33 BB+ 10,198
25 Regal Rexnord Corp, 144A 6.050% 2/15/26 BB+ 25,353
Total Electrical Equipment 86,258
Electronic Equipment, Instruments & Components - 0.5%
100 Imola Merger Corp, 144A 4.750% 5/15/29 B1 86,595
Total Electronic Equipment, Instruments & Components 86,595
Energy Equipment & Services - 1.9%
130 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.250% 4/01/28 B2 124,792
20 Transocean Inc, 144A 8.750% 2/15/30 B- 20,180
35 Transocean Titan Financing Ltd, 144A 8.375% 2/01/28 B- 35,673
130 USA Compression Partners LP / USA Compression
Finance Corp
6.875% 4/01/26 B3 128,596
Total Energy Equipment & Services 309,241
Entertainment - 0.8%
55 Live Nation Entertainment Inc, 144A 6.500% 5/15/27 BB- 55,620
75 Univision Communications Inc, 144A 4.500% 5/01/29 B+ 64,640
Total Entertainment 120,260
Food Products - 1.0%
50 Chobani LLC / Chobani Finance Corp Inc, 144A 4.625% 11/15/28 B- 45,878
115 Darling Ingredients Inc, 144A 6.000% 6/15/30 Ba2 113,765
Total Food Products 159,643
Gas Utilities - 1.7%
115 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 B 97,170
115 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.375% 4/01/26 B 107,219
80 Superior Plus LP / Superior General Partner Inc, 144A 4.500% 3/15/29 BB- 70,855
Total Gas Utilities 275,244
Health Care Equipment & Supplies - 1.2%
80 Embecta Corp, 144A 6.750% 2/15/30 B+ 72,481
130 Mozart Debt Merger Sub Inc, 144A 3.875% 4/01/29 B+ 113,744
Total Health Care Equipment & Supplies 186,225
Health Care Providers & Services - 3.8%
125 CHS/Community Health Systems Inc, 144A 5.250% 5/15/30 B- 104,183
95 DaVita Inc, 144A 4.625% 6/01/30 B+ 82,752
95 Encompass Health Corp 4.500% 2/01/28 B+ 89,571
170 Tenet Healthcare Corp 4.375% 1/15/30 B1 156,204
195 Tenet Healthcare Corp 4.250% 6/01/29 B1 178,903
Total Health Care Providers & Services 611,613
Hotels, Restaurants & Leisure - 5.1%
150 BC ULC / New Red Finance Inc, 144A 4.000% 10/15/30 B2 130,947
100 Carnival Corp, 144A 4.000% 8/01/28 BB- 86,685
160 CDI Escrow Issuer Inc, 144A 5.750% 4/01/30 B+ 154,276
115 Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc, 144A
4.625% 1/15/29 B 100,691
105 Hilton Domestic Operating Co Inc, 144A 3.625% 2/15/32 Ba2 89,608
55 Life Time Inc, 144A 5.750% 1/15/26 B2 53,709
45 NCL Corp Ltd, 144A 8.375% 2/01/28 B1 45,269
20 Royal Caribbean Cruises Ltd, 144A 7.250% 1/15/30 B2 20,056

Nuveen High Yield Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Hotels, Restaurants & Leisure (continued)
$ 130 Yum! Brands Inc 5.375% 4/01/32 Ba3 $ 126,807
Total Hotels, Restaurants & Leisure 808,048
Household Durables - 1.0%
80 Newell Brands Inc (3) 6.625% 9/15/29 BB 79,026
80 Newell Brands Inc 4.700% 4/01/26 BB 76,400
Total Household Durables 155,426
Independent Power and Renewable Electricity Producers - 1.7%
80 Clearway Energy Operating LLC, 144A 4.750% 3/15/28 BB 75,814
130 TerraForm Power Operating LLC, 144A 5.000% 1/31/28 BB- 124,475
80 Vistra Operations Co LLC, 144A 4.375% 5/01/29 BB 71,525
Total Independent Power and Renewable Electricity Producers 271,814
Insurance - 2.1%
130 Acrisure LLC / Acrisure Finance Inc, 144A 4.250% 2/15/29 B 108,820
85 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
6.750% 4/15/28 B2 84,892
80 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
4.250% 10/15/27 B 73,244
80 BroadStreet Partners Inc, 144A 5.875% 4/15/29 Caa2 69,402
Total Insurance 336,358
Internet Software & Services - 0.4%
80 Ziff Davis Inc, 144A 4.625% 10/15/30 Ba3 70,291
Total Internet Software & Services 70,291
IT Services - 0.9%
120 Ahead DB Holdings LLC, 144A 6.625% 5/01/28 CCC+ 100,200
50 Science Applications International Corp, 144A 4.875% 4/01/28 B1 47,172
Total IT Services 147,372
Life Sciences Tools & Services - 0.5%
80 Avantor Funding Inc, 144A 4.625% 7/15/28 B2 74,830
Total Life Sciences Tools & Services 74,830
Machinery - 0.8%
20 Chart Industries Inc, 144A 9.500% 1/01/31 B3 21,175
15 Chart Industries Inc, 144A 7.500% 1/01/30 B+ 15,450
90 WASH Multifamily Acquisition Inc, 144A 5.750% 4/15/26 B- 84,377
Total Machinery 121,002
Media - 10.0%
195 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 5.375% 6/01/29 BB- 178,838
285 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.250% 2/01/31 B1 233,418
200 CSC Holdings LLC, 144A 4.125% 12/01/30 B 143,536
95 Directv Financing LLC / Directv Financing Co-Obligor
Inc, 144A
5.875% 8/15/27 Ba3 83,369
75 DISH Network Corp, 144A 11.750% 11/15/27 B 70,848
65 Gray Television Inc, 144A (3) 4.750% 10/15/30 B3 41,989
130 iHeartCommunications Inc, 144A (3) 4.750% 1/15/28 B1 101,187
80 Lamar Media Corp (3) 4.875% 1/15/29 Ba3 75,632
50 News Corp, 144A 3.875% 5/15/29 BB+ 44,392
95 Sirius XM Radio Inc, 144A 4.000% 7/15/28 Ba3 80,213
25 Sirius XM Radio Inc, 144A 3.125% 9/01/26 Ba3 22,375
200 UPC Broadband Finco BV, 144A 4.875% 7/15/31 B1 172,588
200 Virgin Media Secured Finance PLC, 144A 5.500% 5/15/29 BB- 183,642

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Media (continued)
$ 200 VZ Secured Financing BV, 144A 5.000% 1/15/32 B+ $ 166,904
Total Media 1,598,931
Metals & Mining - 2.1%
120 FMG Resources August 2006 Pty Ltd, 144A 5.875% 4/15/30 BB+ 116,375
110 Mineral Resources Ltd, 144A 8.000% 11/01/27 Ba3 112,022
115 SunCoke Energy Inc, 144A 4.875% 6/30/29 B1 100,125
Total Metals & Mining 328,522
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
120 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc,
144A
3.875% 3/01/31 BB 96,912
40 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc,
144A
2.875% 10/15/26 BB 35,604
Total Mortgage Real Estate Investment Trusts (REITs) 132,516
Oil, Gas & Consumable Fuels - 12.4%
105 Antero Midstream Partners LP / Antero Midstream
Finance Corp, 144A
5.750% 3/01/27 Ba3 101,568
130 Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp, 144A
5.625% 5/01/27 Ba3 124,752
65 DT Midstream Inc, 144A 4.125% 6/15/29 Ba2 57,606
115 EnLink Midstream LLC, 144A 5.625% 1/15/28 BB+ 113,263
145 EnLink Midstream LLC, 144A 6.500% 9/01/30 BB+ 146,475
100 EQM Midstream Partners LP, 144A 4.750% 1/15/31 BB- 81,957
165 EQM Midstream Partners LP, 144A 6.500% 7/01/27 BB- 160,876
135 Genesis Energy LP / Genesis Energy Finance Corp (3) 6.250% 5/15/26 B 130,070
65 Genesis Energy LP / Genesis Energy Finance Corp (3) 8.875% 4/15/30 B 65,087
165 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 5.750% 2/01/29 Ba3 154,153
45 Holly Energy Partners LP / Holly Energy Finance Corp,
144A
6.375% 4/15/27 Ba3 44,323
65 Kinetik Holdings LP, 144A 5.875% 6/15/30 BB+ 62,268
65 Matador Resources Co, 144A 6.875% 4/15/28 B1 65,408
110 Murphy Oil Corp 5.875% 12/01/27 Ba2 108,179
50 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 B2 47,941
35 Occidental Petroleum Corp 6.375% 9/01/28 BB+ 36,504
205 Occidental Petroleum Corp 6.450% 9/15/36 BB+ 217,556
110 Parkland Corp, 144A 4.500% 10/01/29 Ba3 96,387
105 SM Energy Co (3) 6.500% 7/15/28 B2 99,488
65 Western Midstream Operating LP 4.300% 2/01/30 BB+ 59,333
Total Oil, Gas & Consumable Fuels 1,973,194
Passenger Airlines - 1.7%
65 Allegiant Travel Co, 144A 7.250% 8/15/27 BB- 64,196
115 American Airlines Inc/AAdvantage Loyalty IP Ltd, 144A 5.500% 4/20/26 Ba2 112,929
105 United Airlines Inc, 144A 4.375% 4/15/26 BB 100,277
Total Passenger Airlines 277,402
Personal Care Products - 1.1%
65 Coty Inc, 144A 5.000% 4/15/26 BB 63,465
120 Kronos Acquisition Holdings Inc / KIK Custom Products
Inc, 144A
5.000% 12/31/26 B- 111,053
Total Personal Care Products 174,518
Pharmaceuticals - 1.7%
200 ORGANON & CO/ORG, 144A 4.125% 4/30/28 BB 184,001
90 Teva Pharmaceutical Finance Netherlands III BV 3.150% 10/01/26 BB- 81,322
Total Pharmaceuticals 265,323

Nuveen High Yield Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Professional Services - 1.0%
$ 80 ASGN Inc, 144A 4.625% 5/15/28 BB- $ 73,929
115 MPH Acquisition Holdings LLC, 144A 5.500% 9/01/28 B 87,912
Total Professional Services 161,841
Software - 0.9%
105 Gen Digital Inc, 144A 6.750% 9/30/27 B1 105,810
35 Open Text Corp, 144A 6.900% 12/01/27 Ba1 36,150
Total Software 141,960
Specialized REITs - 1.4%
115 Iron Mountain Inc, 144A 4.875% 9/15/27 BB- 109,606
65 SBA Communications Corp 3.125% 2/01/29 Ba3 55,607
60 Uniti Group LP / Uniti Group Finance Inc / CSL Capital
LLC, 144A
10.500% 2/15/28 B 57,414
Total Specialized REITs 222,627
Specialty Retail - 3.2%
80 Academy Ltd, 144A (3) 6.000% 11/15/27 BB 78,576
90 AmeriGas Partners LP / AmeriGas Finance Corp 5.875% 8/20/26 B1 86,791
35 Asbury Automotive Group Inc, 144A (3) 4.625% 11/15/29 B1 31,151
35 Asbury Automotive Group Inc, 144A 5.000% 2/15/32 B1 30,157
75 Bath & Body Works Inc, 144A 6.625% 10/01/30 BB 71,997
75 Michaels Cos Inc/The, 144A 5.250% 5/01/28 B- 61,786
170 Staples Inc, 144A 7.500% 4/15/26 B3 143,367
Total Specialty Retail 503,825
Textiles, Apparel & Luxury Goods - 1.3%
105 Hanesbrands Inc, 144A (3) 9.000% 2/15/31 B1 107,483
115 Wolverine World Wide Inc, 144A (3) 4.000% 8/15/29 B+ 95,594
Total Textiles, Apparel & Luxury Goods 203,077
Trading Companies & Distributors - 1.5%
60 H&E Equipment Services Inc, 144A 3.875% 12/15/28 B2 51,993
75 United Rentals North America Inc, 144A 6.000% 12/15/29 BBB- 76,117
115 WESCO Distribution Inc, 144A 7.250% 6/15/28 Ba3 118,044
Total Trading Companies & Distributors 246,154
Wireless Telecommunication Services - 2.0%
300 Sprint LLC 7.625% 3/01/26 BB+ 317,674
Total Wireless Telecommunication Services 317,674
Total Long-Term Investments (cost $15,299,217) 15,606,403
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   7.8%
X 1,235,712 MONEY MARKET FUNDS - 7.8%
X 1,235,712
1,235,712 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
4.840%(5) $ 1,235,712
Total Investments Purchased with Collateral from Securities Lending (cost $1,235,712) 1,235,712
Total Investments (cost $16,534,929 ) - 105.8% $ 16,842,115
Other Assets & Liabilities, Net -  (5.8)% (920,158)
Net Assets - 100% $ 15,921,957

a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 15,606,403 $ – $ 15,606,403
Investments Purchased with Collateral from Securities
Lending 1,235,712 – – 1,235,712
Total $ 1,235,712 $ 15,606,403 $ – $ 16,842,115
1
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,190,307.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT Real Estate Investment Trust
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen Preferred Securities and Income
Managed Accounts Portfolio
Portfolio of Investments April 30, 2023
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 98.5%
X 8,600,230 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 57.4%
X 8,600,230
Automobiles - 3.7%
$ 650 General Motors Financial Co Inc 5.750% N/A (3) BB+ $ 551,700
Total Automobiles 551,700
Banks - 11.1%
540 CoBank ACB 6.450% N/A (3) BBB+ 508,908
250 M&T Bank Corp 5.125% N/A (3) Baa2 193,618
280 PNC Financial Services Group Inc/The 6.200% N/A (3) Baa2 263,678
225 PNC Financial Services Group Inc/The 6.250% N/A (3) Baa2 206,213
560 Truist Financial Corp 5.100% N/A (3) Baa2 493,955
Total Banks 1,666,372
Capital Markets - 2.9%
450 Charles Schwab Corp/The 5.375% N/A (3) Baa2 428,344
Total Capital Markets 428,344
Consumer Finance - 5.6%
400 Ally Financial Inc 4.700% N/A (3) Ba2 295,000
290 American Express Co 3.550% N/A (3) Baa2 243,652
310 Discover Financial Services 6.125% N/A (3) Ba1 293,471
Total Consumer Finance 832,123
Electric Utilities - 2.5%
400 Emera Inc 6.750% 6/15/76 BB+ 380,965
Total Electric Utilities 380,965
Independent Power and Renewable Electricity Producers - 1.9%
325 Vistra Corp, 144A 7.000% N/A (3) Ba3 291,469
Total Independent Power and Renewable Electricity Producers 291,469
Industrial Conglomerates - 1.2%
177 General Electric Co (3-Month LIBOR reference rate +
3.330% spread) (4)
8.196% N/A (3) BBB- 176,690
Total Industrial Conglomerates 176,690
Insurance - 12.9%
300 Assurant Inc 7.000% 3/27/48 Baa3 286,186
185 AXIS Specialty Finance LLC 4.900% 1/15/40 BBB 148,695
270 Enstar Finance LLC 5.500% 1/15/42 BBB- 194,372
310 Markel Corp 6.000% N/A (3) BBB- 301,205
325 MetLife Inc, 144A 9.250% 4/08/38 BBB 382,687
650 QBE Insurance Group Ltd, 144A 5.875% N/A (3) Baa2 613,720
Total Insurance 1,926,865
Media - 1.7%
300 Paramount Global 6.375% 3/30/62 Baa3 257,328
Total Media 257,328
Multi-Utilities - 4.7%
190 Algonquin Power & Utilities Corp 4.750% 1/18/82 BB+ 153,663
250 CenterPoint Energy Inc 6.125% N/A (3) BBB- 238,125
330 Sempra Energy 4.875% N/A (3) BBB- 310,320
Total Multi-Utilities 702,108

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Oil, Gas & Consumable Fuels - 3.1%
$ 350 Energy Transfer LP 6.500% N/A (3) BB $ 309,750
180 Transcanada Trust 5.600% 3/07/82 BBB- 152,197
Total Oil, Gas & Consumable Fuels 461,947
Trading Companies & Distributors - 4.1%
665 AerCap Holdings NV (5) 5.875% 10/10/79 BB+ 616,819
Total Trading Companies & Distributors 616,819
Wireless Telecommunication Services - 2.0%
300 Vodafone Group PLC 7.000% 4/04/79 BB+ 307,500
Total Wireless Telecommunication Services 307,500
Total $1,000 Par (or similar) Institutional Preferred (cost $8,623,222) 8,600,230
Principal
Amount (000) Description (1),(6) Coupon Maturity Ratings (2) Value
X 5,580,932 CONTINGENT CAPITAL SECURITIES - 37.3%
X 5,580,932
Banks - 31.6%
$ 400 Banco Bilbao Vizcaya Argentaria SA (5) 6.500% N/A (3) Ba2 $ 364,772
400 Banco Santander SA (5) 4.750% N/A (3) Ba1 311,320
515 Barclays PLC 8.000% N/A (3) BBB- 451,088
435 BNP Paribas SA, 144A 9.250% N/A (3) BBB 447,354
275 BNP Paribas SA, 144A 7.750% N/A (3) BBB 262,625
425 Credit Agricole SA, 144A 8.125% N/A (3) BBB 421,092
370 HSBC Holdings PLC 6.000% N/A (3) BBB 326,895
340 HSBC Holdings PLC 6.375% N/A (3) BBB 322,192
450 ING Groep NV 5.750% N/A (3) BBB 391,885
400 Lloyds Banking Group PLC 7.500% N/A (3) Baa3 379,236
330 NatWest Group PLC 6.000% N/A (3) Baa3 309,342
370 Societe Generale SA, 144A 9.375% N/A (3) BB+ 351,278
200 Standard Chartered PLC, 144A 7.750% N/A (3) BBB- 193,718
200 UniCredit SpA , Reg S 8.000% N/A (3) BB- 193,050
Total Banks 4,725,847
Capital Markets - 5.7%
400 Credit Suisse Group AG, 144A 7.500% N/A (3) C 15,000
310 Credit Suisse Group AG, 144A 9.750% N/A (3) C 11,625
400 Deutsche Bank AG 6.000% N/A (3) Ba2 297,960
400 UBS Group AG, 144A 7.000% N/A (3) BBB 375,000
200 UBS Group AG, 144A 4.875% N/A (3) BBB 155,500
Total Capital Markets 855,085
Total Contingent Capital Securities (cost $6,192,098) 5,580,932
Shares   Description (1) Coupon Ratings (2) Value
X 566,830 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 3.8%
X 566,830
Banks - 2.0%
3,000 Farm Credit Bank of Texas, 144A 6.750% Baa1 $ 292,500
Total Banks 292,500
Food Products - 1.0%
6,000 CHS Inc 6.750% N/R 150,480
Total Food Products 150,480

Nuveen Preferred Securities and Income Managed Accounts Portfolio
(con-
tinued)
Portfolio of Investments
April 30, 2023

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares   Description (1) Coupon Ratings (2) Value
Oil, Gas & Consumable Fuels - 0.8%
5,000 NuStar Energy LP 12.065% B2 $ 123,850
Total Oil, Gas & Consumable Fuels 123,850
Total $25 Par (or similar) Retail Preferred (cost $560,290) 566,830
Total Long-Term Investments (cost $15,375,610) 14,747,992
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   5.3%
X 795,689 MONEY MARKET FUNDS - 5.3%
X 795,689
795,689 State Street Navigator Securities Lending Government
Money Market Portfolio (7)
4.840%(8) $ 795,689
Total Investments Purchased with Collateral from Securities Lending (cost $795,689) 795,689
Total Investments (cost $16,171,299 ) - 103.8% $ 15,543,681
Other Assets & Liabilities, Net -  (3.8)% (562,151)
Net Assets - 100% $ 14,981,530
Preferred Securities and Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 8,600,230 $ – $ 8,600,230
Contingent Capital Securities – 5,580,932 – 5,580,932
$25 Par (or similar) Retail Preferred 566,830 – – 566,830
Investments Purchased with Collateral from Securities
Lending 795,689 – – 795,689
Total $ 1,362,519 $ 14,181,162 $ – $ 15,543,681
1
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Perpetual security. Maturity date is not applicable.

(4) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(5) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $768,428.
(6) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(7) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(8) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.

Nuveen Securitized Credit Managed Accounts
Portfolio
Portfolio of Investments April 30, 2023
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 98.3%
X21,203,547.00 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 98.3%
X 21,203,547
$ 264 Avis Budget Rental Car Funding AESOP LLC, 2019 3A,
144A
2.360% 3/20/26 Aaa $ 250,540
500 Benchmark 2019-B11 Mortgage Trust, 2019 B11 3.784% 5/15/52 AAA 449,699
199 Benchmark 2019-B15 Mortgage Trust, 2019 B15 3.837% 12/15/72 A- 153,806
100 BX 2021-LBA3 Mortgage Trust, (1-Month LIBOR
reference rate + 1.948% spread), 2021 PAC, 144A(3)
6.896% 10/15/36 N/R 94,111
297 BX Commercial Mortgage Trust 2019-XL, (1-Month
LIBOR reference rate + 2.114% spread), 2019 XL,
144A(3)
2.110% 10/15/36 N/R 289,460
250 BX Commercial Mortgage Trust 2021-CIP, (1-Month
LIBOR reference rate + 1.271% spread), 2021 CIP,
144A(3)
6.219% 12/15/38 Aa3 239,244
242 BX Commercial Mortgage Trust 2021-SOAR, (1-Month
LIBOR reference rate + 0.870% spread), 2021 SOAR,
144A(3)
5.818% 6/15/38 AA- 232,920
93 BX Trust 2022-IND, (TSFR1M reference rate + 2.839%
spread), 2022 IND, 144A(3)
7.499% 4/15/37 Baa3 88,714
570 CAMB Commercial Mortgage Trust 2021-CX2, 2021
CX2, 144A
2.700% 11/10/46 AAA 464,968
250 Capital One Multi-Asset Execution Trust, (1-Month LIBOR
reference rate + 0.580% spread), 2017 A5(3)
5.528% 7/15/27 AAA 249,962
275 Carmax Auto Owner Trust 2019-4, 2019 4 2.800% 4/15/26 AA 268,175
300 Connecticut Avenue Securities Trust 2022-R03,
(SOFR30A reference rate + 3.500% spread), 2022 R03,
144A(3)
8.315% 3/25/42 BBB- 305,803
300 Connecticut Avenue Securities Trust 2022-R04,
(SOFR30A reference rate + 3.100% spread), 2022 R04,
144A(3)
7.915% 3/25/42 BBB- 303,357
300 Connecticut Avenue Securities Trust 2022-R05,
(SOFR30A reference rate + 3.000% spread), 2022 R05,
144A(3)
7.815% 4/25/42 Baa3 297,366
300 Connecticut Avenue Securities Trust 2022-R07,
(SOFR30A reference rate + 4.650% spread), 2022 R07,
144A(3)
9.474% 6/25/42 BBB- 318,437
300 Connecticut Avenue Securities Trust 2022-R09,
(SOFR30A reference rate + 4.750% spread), 2022 R09,
144A(3)
9.574% 9/25/42 Baa3 313,284
315 Connecticut Avenue Securities Trust 2023-R01,
(SOFR30A reference rate + 3.750% spread), 2023 R01,
144A(3)
8.574% 12/25/42 BBB- 320,929
125 DBWF Mortgage Trust, 2015 LCM, 144A 2.998% 6/10/34 AAA 117,196
410 Fannie Mae Pool, FN MA4701, 2022 1 4.500% 7/01/52 N/R 400,416
102 Fannie Mae Pool, FN MA4761 5.000% 9/01/52 N/R 100,967
122 Fannie Mae Pool, FN MA4797 4.000% 11/01/37 N/R 119,707
654 Fannie Mae Pool, FN FS1535 3.000% 4/01/52 N/R 590,519
436 Fannie Mae Pool, FN MA4784 4.500% 10/01/52 N/R 425,866
287 Fannie Mae Pool, FN MA4655 4.000% 7/01/52 N/R 274,726
669 Fannie Mae Pool, FN FS0403 3.000% 1/01/52 N/R 604,658
636 Fannie Mae Pool, FN MA4700, 2022 1 4.000% 7/01/52 N/R 608,157
660 Fannie Mae Pool, FN MA4699, 2022 1 3.500% 7/01/52 N/R 613,348
200 Fannie Mae Pool, FN MA4255 2.000% 2/01/51 N/R 167,066
591 Fannie Mae Pool, FN MA4733 4.500% 9/01/52 N/R 577,426
247 Fannie Mae Pool, FN MA4842, 2022 1 5.500% 12/01/52 N/R 248,725
321 Fannie Mae Pool, FN MA4783 4.000% 10/01/52 N/R 307,370
539 Fannie Mae Pool, FN MA4737 5.000% 8/01/52 N/R 536,447
535 Fannie Mae Pool, FN MA4805, 2022 1, (WI/DD, Settlling
5/11/2023)
4.500% 11/01/52 N/R 522,614

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X21,203,547.00 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 207 Fannie Mae Pool, FN 310210, 2022 1 4.000% 5/01/44 N/R $ 201,889
687 Fannie Mae Pool, FN MA4305 2.000% 4/01/51 N/R 572,784
336 Fannie Mae Pool, FN MA4600, 2022 2 3.500% 5/01/52 N/R 312,693
594 Fannie Mae Pool, FN MA4732 4.000% 9/01/52 N/R 568,090
118 Freddie Mac Pool, FR SB8190 4.500% 11/01/37 N/R 117,103
46 Freddie Mac Pool, FR RA7211, 2022 1 4.000% 4/01/52 N/R 43,811
300 Freddie Mac STACR REMIC Trust 2021-DNA6, (SOFR30A
reference rate + 1.500% spread), 2021 DNA6, 144A(3)
6.315% 10/25/41 BBB- 289,225
300 Freddie Mac STACR REMIC Trust 2022-DNA2, (SOFR30A
reference rate + 2.400% spread), 2022 DNA2, 144A(3)
7.215% 2/25/42 BBB 295,835
300 Freddie Mac STACR REMIC Trust 2022-DNA5, (SOFR30A
reference rate + 4.500% spread), 2022 DNA5, 144A(3)
9.315% 6/25/42 BBB- 318,291
300 Freddie Mac STACR REMIC Trust 2022-HQA3, (SOFR30A
reference rate + 3.550% spread), 2022 HQA3, 144A(3)
8.365% 8/25/42 Baa3 301,804
300 Freddie Mac Structured Agency Credit Risk Debt Notes,
(SOFR30A reference rate + 4.000% spread), 2022 HQA2,
144A(3)
8.815% 7/25/42 Baa3 307,570
74 Ginnie Mae II Pool, G2 MA8428 5.000% 11/20/52 N/R 73,731
127 Ginnie Mae II Pool, G2 MA8201 4.500% 8/20/52 N/R 124,780
391 Ginnie Mae II Pool, G2 MA8043 3.000% 5/20/52 N/R 356,438
401 Ginnie Mae II Pool, G2 MA8042 2.500% 5/20/52 N/R 354,698
596 Ginnie Mae II Pool, G2 MA8149 3.500% 7/20/52 N/R 559,648
269 Ginnie Mae II Pool, G2 MA8200 4.000% 8/20/52 N/R 258,472
350 GM Financial Consumer Automobile Receivables Trust
2020-4, 2020 4
0.500% 2/17/26 AAA 330,751
575 GS Mortgage Securities Trust 2017-GS6, 2017 GS6 3.638% 5/10/50 AAA 530,458
245 GS Mortgage Securities Trust 2018-GS9, 2018 GS9 3.992% 3/10/51 Aaa 232,606
99 GS Mortgage-Backed Securities Trust 2023-PJ1, 2023
PJ1, 144A
3.500% 2/25/53 Aa1 84,297
225 Hilton Grand Vacations Trust 2019-A, 2019 AA, 144A 2.340% 7/25/33 AAA 211,445
250 JPMBB Commercial Mortgage Securities Trust 2014-
C23, 2014 C23
4.629% 9/15/47 Aa2 237,083
250 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C14, 2014 C14
5.037% 2/15/47 AAA 244,809
205 MVW Owner Trust 2017-1, 2017 1A, 144A 2.420% 12/20/34 AAA 202,599
292 MVW Owner Trust 2019-1, 2019 1A, 144A 2.890% 11/20/36 AAA 276,200
103 OBX 2018-1 Trust, (1-Month LIBOR reference rate +
0.650% spread), 2018 1, 144A(3)
5.670% 6/25/57 AAA 97,468
295 OBX 2022-INV5 Trust, 2022 INV5, 144A 4.000% 10/25/52 Aa1 261,424
94 Oceanview Mortgage Trust 2022-1, 2022 1, 144A 4.500% 11/25/52 Aaa 88,419
350 OneMain Financial Issuance Trust 2021-1, (SOFR30A
reference rate + 0.760% spread), 2021 1A, 144A(3)
5.502% 6/16/36 AAA 338,132
150 PFS Financing Corp, 2021 A, 144A 0.710% 4/15/26 AAA 142,937
400 Santander Drive Auto Receivables Trust 2022-5, 2022 5 4.110% 8/17/26 AAA 395,298
236 Taco Bell Funding LLC, 2016 1A, 144A 4.970% 5/25/46 BBB 231,078
500 Toyota Auto Loan Extended Note Trust 2020-1, 2020 1A,
144A
1.350% 5/25/33 AAA 466,434
500 Wells Fargo Commercial Mortgage Trust 2015-NXS2,
2015 NXS2
3.767% 7/15/58 Aaa 481,317
165 Wells Fargo Commercial Mortgage Trust 2017-C38,
2017 C38
3.917% 7/15/50 AA- 148,184
350 Wells Fargo Commercial Mortgage Trust 2021-C60,
2021 C60
2.342% 8/15/54 Aaa 289,763
Total Asset-Backed and Mortgage-Backed Securities (cost $20,418,794) 21,203,547
Total Long-Term Investments (cost $20,418,794) 21,203,547
Other Assets & Liabilities, Net -  1.7% 373,214
Net Assets - 100% $ 21,576,761

Nuveen Securitized Credit Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Securitized Credit
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed and Mortgage-Backed Securities $ – $ 21,203,547 $ – $ 21,203,547
Total $ – $ 21,203,547 $ – $ 21,203,547
1
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
TSFR
1M CME Term SOFR 1 Month
WI/DD Purchased on a when-issued or delayed delivery basis.